Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 2.1%
Alabama Federal Aid Highway Finance Authority
Series A , RB , 5.00% , 09/01/26 ......... USD 640 $ 656,587
Series B , RB , 5.00% , 09/01/26 ......... 1,435 1,472,190
Series 2016A , RB , 5.00% , 09/01/36 ..... 1,285 1,318,303
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/26 .............. 200 204,689
Alabama Public School & College Authority
Series 2014B , RB , 5.00% , 01/01/26 ..... 1,890 1,896,759
Series B , RB , 5.00% , 05/01/26 ......... 55 55,195
Series C , RB , 5.00% , 06/01/26 ......... 150 150,533
Series 2020A , RB , 5.00% , 11/01/26 ..... 520 535,564
Auburn University, Series 2025-A, RB,
5.00%, 06/01/26 ................. 500 510,078
Black Belt Energy Gas District, Series 2021B,
RB, VRDN, 4.00%, 12/01/26
(a)
........ 3,300 3,323,821
City of Huntsville, Series 2016D, GO,
5.00%, 05/01/26 ................. 40 40,756
State of Alabama
Series 2016C , GO , 5.00% , 08/01/26 ..... 285 292,166
Series 2016A , GO , 5.00% , 11/01/26 ..... 120 121,506
University of Alabama (The)
Series 2019A , RB , 5.00% , 07/01/26 ..... 145 148,319
Series 2019C , RB , 5.00% , 07/01/26 ..... 230 235,264
10,961,730
Alaska — 0.2%
Alaska Municipal Bond Bank Authority, Series
2025, RB, 5.00%, 10/01/26
(b)
......... 195 200,445
Borough of North Slope, Series 2024A, GO,
5.00%, 06/30/26 ................. 145 148,339
Municipality of Anchorage
Series 2018A , GO , 5.00% , 09/01/26 ..... 215 220,396
Series 2022A , GO , 5.00% , 09/01/26 ..... 375 384,412
Series D , GO , 5.00% , 09/01/26 ........ 25 25,044
State of Alaska, Series 2024B, GO,
5.00%, 08/01/26 ................. 100 102,514
1,081,150
Arizona — 2.3%
Arizona Board of Regents
Series 2016 , RB , 5.00% , 06/01/26 ...... 140 142,915
Series 2021A , COP , 5.00% , 06/01/26 .... 310 315,758
Series 2017B , RB , 5.00% , 07/01/26 ..... 130 132,987
Series 2020A , RB , 5.00% , 07/01/26 ..... 75 76,648
Series 2016A , RB , 4.00% , 06/01/28 ..... 290 292,649
Arizona Department of Transportation
State Highway Fund, Series 2016, RB,
5.00%, 07/01/26 ................. 305 312,092
Arizona Industrial Development Authority, Series
2024, RB, VRDN, 5.00%, 11/01/26
(a)
..... 300 307,489
Arizona State University, Series 2019A, RB,
5.00%, 07/01/26 ................. 145 148,186
Arizona Transportation Board
Series 2016 , RB , 5.00% , 07/01/26 ...... 135 138,139
Series 2017A , RB , 5.00% , 07/01/26 ..... 520 532,092
City of Mesa Utility System, Series 2016, RB,
5.00%, 07/01/26 ................. 130 132,908
City of Phoenix
Series 2016 , GO , 4.00% , 07/01/26 ...... 305 309,131
Series 2016 , GO , 5.00% , 07/01/26 ...... 885 904,956
Series 2016 , GO , 5.00% , 07/01/27 ...... 435 444,161
City of Phoenix Civic Improvement Corp.
Series 2015A , RB , 5.00% , 07/01/26 ..... 170 170,192
Security
Par (000)
Par (000) Value
Arizona (continued)
Series 2016 , RB , 5.00% , 07/01/26 ...... USD 140 $ 143,234
Series 2020A , RB , 5.00% , 07/01/26 ..... 345 352,969
Series 2021B , RB , 5.00% , 07/01/26 ..... 735 751,978
Series 2022 , RB , 5.00% , 07/01/26 ...... 260 266,006
Series B , RB , 5.00% , 07/01/26 ......... 390 399,009
Series 2005B , RB , 5.50% , 07/01/26 ( NPFGC ) 40 41,119
City of Tucson Water System, Series 2017, RB,
5.00%, 07/01/26 ................. 225 230,053
County of Pima Sewer System
Series 2016 , RB , 5.00% , 07/01/26 ...... 375 383,200
Series 2020A , RB , 5.00% , 07/01/26 ..... 470 480,512
Maricopa County High School District No. 214
Tolleson Union High School, Series 2025, GO,
5.00%, 07/01/26 ................. 635 649,785
Maricopa County Unified School District
No. 93-Cave Creek, Series 2015A, GO,
4.00%, 07/01/26 (BAM) ............ 450 450,429
Maricopa County Union High School District No.
210-Phoenix
Series 2014C , GO , 3.50% , 07/01/26 ..... 950 950,570
Series 2021E , GO , 5.00% , 07/01/26 ..... 125 127,876
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/26 ..... 1,385 1,399,196
Series 2017A , RB , 5.00% , 01/01/26 ..... 255 257,614
Series 2019A , RB , 5.00% , 01/01/26 ..... 250 252,562
Series 2021A , RB , 5.00% , 01/01/26 ..... 210 212,152
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/26 ................. 130 132,902
11,841,469
Arkansas — 0.0%
State of Arkansas
Series 2014 , GO , 5.00% , 04/01/26 ...... 115 115,231
Series 2014 , GO , 5.00% , 10/01/26 ...... 20 20,034
135,265
California — 10.5%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/26 ................. 245 251,738
Alameda Unified School District-Alameda
County, Series 2004-A, GO, 0.00%, 08/01/26
(AGM)
(c)
...................... 105 102,155
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/26
(c)
............. 55 53,430
Anaheim City School District, Series 2007, GO,
0.00%, 08/01/26 (NPFGC)
(c)
.......... 500 485,492
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB, 5.00%, 10/01/26 500 515,501
Bay Area Toll Authority, Series 2017S-7, RB,
5.00%, 04/01/26 ................. 275 279,910
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/26
(c)
............. 100 97,569
California Health Facilities Financing Authority
Series 2015 , RB , 5.00% , 11/15/26 ...... 200 201,246
Series 2018A , RB , 5.00% , 11/15/26 ..... 260 268,195
California Infrastructure & Economic
Development Bank
Series 2016 , RB , 5.00% , 07/01/26 ...... 1,040 1,060,481
Series 2016 , RB , 5.00% , 10/01/26 ...... 110 112,066
Series 2017 , RB , 5.00% , 10/01/26 ...... 80 82,610
Series 2019 , RB , 5.00% , 10/01/26 ...... 130 134,241
Series 2016A , RB , 5.00% , 10/01/27 ..... 100 103,177
Series 2016A , RB , 4.00% , 10/01/35 ..... 100 102,032

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
California State Public Works Board
Series 2021A , RB , 5.00% , 02/01/26 ..... USD 195 $ 197,383
Series 2016B , RB , 5.00% , 04/01/26 ..... 190 193,110
Series 2017F , RB , 5.00% , 04/01/26 ..... 300 304,910
Series 2022C , RB , 5.00% , 08/01/26 ..... 190 194,723
Series E , RB , 5.00% , 09/01/26 ......... 75 77,019
Series B , RB , 5.00% , 10/01/26 ......... 385 396,161
Series 2016D , RB , 4.00% , 04/01/28 ..... 250 253,396
California State University
Series 2015A , RB , 5.00% , 11/01/26 ..... 255 256,629
Series 2016A , RB , 5.00% , 11/01/26 ..... 210 214,029
Series 2017A , RB , 5.00% , 11/01/26 ..... 220 227,246
Series 2018A , RB , 5.00% , 11/01/26 ..... 375 387,352
Series 2020A , RB , 5.00% , 11/01/26 ..... 50 51,647
Series 2016B-3 , RB , VRDN
3.13% , 11/01/26
(a)
............... 250 250,589
Campbell Union High School District, Series B,
GO, 5.00%, 08/01/27 .............. 145 149,222
Carlsbad Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 80 82,233
City of Long Beach Airport System, Series
2022A, RB, 5.00%, 06/01/26 (AGM) ..... 355 362,689
City of Los Angeles, Series 2023A, RB,
5.00%, 02/01/26 ................. 500 506,241
City of Los Angeles Department of Airports
Series 2018E , RB , 5.00% , 05/15/26 ..... 110 112,191
Series 2019E , RB, AMT , 5.00% , 05/15/26 . 275 280,478
Series 2023B , RB , 5.00% , 05/15/26 ..... 410 418,167
City of Los Angeles Wastewater System, Series
2018B, RB, 5.00%, 06/01/26 ......... 120 122,713
City of Riverside, Series 2019A, RB,
5.00%, 10/01/26 ................. 160 164,942
City of San Francisco, Series D, RB,
5.00%, 11/01/26 ................. 240 248,095
Clovis Unified School District, Series 2004A, GO,
0.00%, 08/01/26 (NPFGC)
(c)
.......... 235 228,632
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/26 ..... 80 81,317
Contra Costa Water District, Series U, RB,
5.00%, 10/01/26 ................. 50 51,632
East Bay Municipal Utility District Water System
Series 2015A , RB , 5.00% , 06/01/26 ..... 20 20,466
Series 2017B , RB , 5.00% , 06/01/26 ..... 335 342,798
El Camino Community College District
Fountation (The), Series 2012C, GO,
0.00%, 08/01/26
(c)
................ 150 145,849
Escondido Union High School District, Series
2008A, GO, 0.00%, 08/01/26
(c)
........ 50 48,722
Evergreen School District, Series 2009B, GO,
0.00%, 08/01/26 (AGC)
(c)
............ 80 77,832
Folsom Cordova Unified School District School
Facilities Improvement Dist No. 4, Series A,
GO, 0.00%, 10/01/26 (NPFGC)
(c)
....... 100 96,833
Foothill-De Anza Community College District,
Series 2003B, GO, 0.00%, 08/01/26
(NPFGC)
(c)
.................... 100 97,328
Grossmont Union High School District
(c)
Series 2004 , GO , 0.00% , 08/01/26 ( AGM ) . 90 87,475
Series 2008 , GO , 0.00% , 08/01/26 ...... 825 801,457
Long Beach Community College District, Series
2017G, GO, 5.00%, 08/01/26 ......... 100 102,798
Los Angeles Community College District
Series 2015C , GO , 5.00% , 06/01/26 ..... 230 235,469
Series I , GO , 4.00% , 08/01/26 ......... 205 208,863
Series 2024 , GO , 5.00% , 08/01/26 ...... 500 514,344
Security
Par (000)
Par (000) Value
California (continued)
Series C-1 , GO , 5.00% , 08/01/26 ....... USD 415 $ 426,905
Series D , GO , 5.00% , 08/01/26 ........ 500 514,344
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/26 ..... 545 557,093
Series 2021A , RB , 5.00% , 06/01/26 ..... 125 127,794
Series 2016A , RB , 5.00% , 07/01/26 ..... 375 380,984
Series 2017A , RB , 5.00% , 07/01/26 ..... 380 389,372
Series 2019C , RB , 5.00% , 07/01/26 ..... 100 102,466
Series 2023-A , RB , 5.00% , 07/01/26 ..... 715 732,634
Los Angeles County Public Works Financing
Authority, Series 2015B, RB, 5.00%, 12/01/26 130 130,929
Los Angeles Department of Water & Power
Series 2021C , RB , 3.00% , 07/01/26 ..... 500 499,911
Series 2017A , RB , 5.00% , 07/01/26 ..... 360 367,293
Series 2018A , RB , 5.00% , 07/01/26 ..... 80 81,621
Series 2018B , RB , 5.00% , 07/01/26 ..... 585 594,466
Series 2019C , RB , 5.00% , 07/01/26 ..... 235 239,761
Series 2019D , RB , 5.00% , 07/01/26 ..... 75 76,519
Series 2020A , RB , 5.00% , 07/01/26 ..... 320 326,483
Series 2021C , RB , 5.00% , 07/01/26 ..... 190 193,074
Series 2022E , RB , 5.00% , 07/01/26 ..... 175 178,545
Series 2023D , RB , 5.00% , 07/01/26 ..... 125 127,532
Los Angeles Department of Water & Power
Water System
Series 2016A , RB , 5.00% , 07/01/26 ..... 445 448,243
Series 2016B , RB , 5.00% , 07/01/26 ..... 165 166,202
Series 2018B , RB , 5.00% , 07/01/26 ..... 275 279,594
Series 2020A , RB , 5.00% , 07/01/26 ..... 215 218,591
Series 2021B , RB , 5.00% , 07/01/26 ..... 145 147,422
Los Angeles Unified School District
Series 2016B , GO , 5.00% , 07/01/26 ..... 115 117,900
Series 2017A , GO , 5.00% , 07/01/26 ..... 940 963,702
Series 2018B-1 , GO , 5.00% , 07/01/26 .... 385 394,708
Series 2020A , GO , 5.00% , 07/01/26 ..... 360 369,077
Series 2020C , GO , 5.00% , 07/01/26 ..... 240 246,052
Series 2020RYQ , GO , 5.00% , 07/01/26 ... 440 451,094
Series 2022QRR , GO , 5.00% , 07/01/26 ... 165 169,160
Series 2023QRR , GO , 5.00% , 07/01/26 ... 210 215,295
Metropolitan Water District of Southern California
Series 2017A , RB , 2.50% , 07/01/26 ..... 280 279,190
Series 2019A , RB , 5.00% , 07/01/26 ..... 290 297,473
Series 2021B , RB , 5.00% , 10/01/26 ..... 175 180,754
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/26 ..... 920 949,878
Series 2020A , RB , 5.00% , 11/01/26 ..... 415 428,477
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/26 (NPFGC)
(c)
... 190 185,198
Northern California Sanitation Agencies
Financing Authority, Series 2015, RB,
5.00%, 08/01/26 ................. 80 80,173
Pajaro Valley Unified School District, Series
2005B, GO, 0.00%, 08/01/26
(c)
........ 100 97,338
Palo Alto Unified School District, Series 2008-2,
GO, 0.00%, 08/01/26
(c)
............. 335 327,050
Palos Verdes Peninsula Unified School
District, Series 2002B, GO, 0.00%, 11/01/26
(NPFGC)
(c)
.................... 165 159,544
Port of Los Angeles, Series 2019C-2, RB,
5.00%, 08/01/26 ................. 125 128,306
Rancho Water District Financing Authority,
Series 2016B, RB, 5.00%, 08/01/28 ..... 40 41,106
Regents of the University of California
Medical Center Pooled, Series 2016L, RB,
4.00%, 05/15/26 ................. 1,085 1,095,725

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Riverside County Transportation Commission
Sales Tax
Series 2016A , RB , 3.00% , 06/01/26 ..... USD 820 $ 820,110
Series 2017A , RB , 5.00% , 06/01/26 ..... 540 552,298
Sacramento Municipal Utility District
Series 2017E , RB , 5.00% , 08/15/26 ..... 80 82,217
Series 2022J , RB , 5.00% , 08/15/26 ..... 75 77,078
San Diego County Regional Transportation
Commission, Series 2023A, RB,
5.00%, 04/01/26 ................. 200 203,745
San Diego County Water Authority, Series
2015A, RB, 5.00%, 05/01/26 ......... 100 100,139
San Diego Public Facilities Financing Authority
Series 2015 , RB , 4.00% , 05/15/26 ...... 80 80,092
Series 2020A , RB , 5.00% , 08/01/26 ..... 210 215,687
Series 2023A , RB , 5.00% , 08/01/26 ..... 330 338,936
San Diego Unified School District
Series 2009-1 , GO , 0.00% , 07/01/26
(c)
.... 50 48,735
Series 2016R-5 , GO , 5.00% , 07/01/26 ... 305 312,438
Series C-2 , GO , 5.50% , 07/01/26 ....... 25 25,712
San Francisco Bay Area Rapid Transit District
Series 2019F-1 , GO , 4.00% , 08/01/26 .... 55 55,998
Series 2019B-1 , GO , 5.00% , 08/01/26 .... 210 215,877
Series 2015D , GO , 5.00% , 08/01/26 ..... 110 110,219
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A , RB , 5.00% , 05/01/26 ..... 515 524,468
Series 2019D , RB , 5.00% , 05/01/26 ..... 100 101,838
Series 2022B , RB , 5.00% , 05/01/26 ..... 115 117,114
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 5.00% , 10/01/26 ..... 1,000 1,004,404
Series 2023A , RB , 5.00% , 10/01/26 ..... 500 516,675
San Juan Unified School District, Series 2001,
GO, 0.00%, 08/01/26
(c)
............. 1,000 973,861
San Mateo County Community College District
(c)
Series 2006B , GO , 0.00% , 09/01/26
( NPFGC ) ..................... 95 92,421
Series A , GO , 0.00% , 09/01/26 ( NPFGC ) .. 385 374,548
Santa Barbara Community College District,
Series 2016, GO, 5.00%, 08/01/27 ...... 100 102,761
Santa Clara County Financing Authority, Series
2019A, RB, 5.00%, 05/01/26 ......... 160 163,319
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/26 ..... 185 188,315
Series 2018A , RB , 5.00% , 06/01/26 ..... 100 102,252
Santa Clara Valley Water District Safe Clean
Water, Series 2022B, COP, 5.00%, 12/01/26 175 180,911
Santa Monica Community College District
(c)
Series 2009C , GO , 0.00% , 08/01/26 ..... 500 486,738
Series 2010E , GO , 0.00% , 08/01/26 ..... 500 486,450
Santa Monica-Malibu Unified School District,
Series 2012D, GO, 4.00%, 08/01/26 ..... 40 40,000
Southern California Public Power Authority
Series 2015C , RB , 5.00% , 07/01/26 ..... 720 721,112
Series 2023-1 , RB , 5.00% , 07/01/26 ..... 80 81,621
Series 2016A , RB , 5.00% , 07/01/28 ..... 200 201,429
State of California
Series A , GO , 4.00% , 04/01/26 ........ 100 101,054
GO , 5.00% , 04/01/26 ............... 1,510 1,535,826
Series 2018 , GO , 5.00% , 08/01/26 ...... 340 348,825
Series C , GO , 5.00% , 08/01/26 ........ 760 779,728
Series 2016 , GO , 5.00% , 08/01/26 ...... 2,150 2,205,808
GO , 5.00% , 08/01/26 ............... 1,500 1,509,420
GO , 5.00% , 09/01/26 ............... 1,445 1,485,621
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 10/01/26 ............... USD 1,580 $ 1,619,422
Series 2019 , GO , 5.00% , 10/01/26 ...... 235 242,115
GO , 4.00% , 11/01/26 ............... 850 867,178
Series 2017 , GO , 5.00% , 11/01/26 ...... 710 733,040
GO , 5.00% , 11/01/26 ............... 370 382,007
Series CX , GO , 3.00% , 12/01/26 ....... 500 502,251
GO , 5.00% , 12/01/26 ............... 1,015 1,050,155
GO , 5.00% , 08/01/27 ............... 305 313,018
Series 2016 , GO , 5.00% , 08/01/27 ...... 660 677,350
Series 2016 , GO , 4.00% , 09/01/27 ...... 130 131,683
GO , 5.00% , 09/01/27 ............... 185 190,203
Series 2017 , GO , 4.00% , 08/01/28 ...... 80 80,947
State of California Department of Water
Resources
Series 2016 , RB , 5.00% , 12/01/26 ...... 80 81,902
Series AX , RB , 5.00% , 12/01/26 ........ 425 441,087
Series AZ , RB , 5.00% , 12/01/26 ........ 120 124,542
Series BA , RB , 5.00% , 12/01/26 ........ 40 41,514
Series BB , RB , 5.00% , 12/01/26 ........ 185 192,003
University of California
Series 2016K , RB , 4.00% , 05/15/26 ..... 180 182,360
Series 2018AZ , RB , 4.00% , 05/15/26 .... 370 374,939
Series 2017AV , RB , 5.00% , 05/15/26 .... 210 214,434
Series 2017AY , RB , 5.00% , 05/15/26 .... 765 781,154
Series 2020BE , RB , 5.00% , 05/15/26 .... 220 224,646
Series 2021BH , RB , 5.00% , 05/15/26 .... 110 112,323
Series 2022S , RB , 5.00% , 05/15/26 ..... 125 127,610
Series 2023BN , RB , 5.00% , 05/15/26 .... 145 148,062
Series 2024BS , RB , 5.00% , 05/15/26 .... 85 86,795
Series 2024BT , RB , 5.00% , 05/15/26 .... 150 153,167
54,669,508
Colorado — 1.4%
Board of Governors of Colorado State University
System, Series A, RB, 5.00%, 03/01/26
(HERBIP) ..................... 535 542,829
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/26 ..... 70 71,783
Series 2020B , GO , 5.00% , 08/01/26 ..... 1,000 1,025,477
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/26 ..... 555 571,777
Series 2022B , RB , 5.00% , 11/15/26 ..... 380 391,487
Series 2022C , RB , 5.00% , 11/15/26 ..... 225 231,801
City of Colorado Springs Utilities System
Series 2018A-1 , RB , 5.00% , 11/15/26 .... 185 190,958
Series 2020B , RB , 5.00% , 11/15/26 ..... 215 221,924
Series 2021B , RB , 5.00% , 11/15/26 ..... 175 180,636
Series 2024B , RB , 5.00% , 11/15/26 ..... 65 67,093
Series A-2 , RB , 5.00% , 11/15/26 ....... 130 134,187
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/26 ...... 215 222,251
Colorado Health Facilities Authority, Series
2022A, RB, 5.00%, 11/01/26 ......... 300 307,559
County of Jefferson, COP, 5.00%, 12/01/26 .. 250 257,765
Denver City & County School District No. 1
Series 2016 , GO , 4.00% , 12/01/26 ( SAW ) . 375 376,724
Series 2017 , GO , 5.00% , 12/01/26 ( SAW ) . 315 325,455
Series 2018A , GO , 5.50% , 12/01/26 ( SAW ) 210 218,339
E-470 Public Highway Authority, Series B, RB,
0.00%, 09/01/26 (NPFGC)
(c)
.......... 1,340 1,299,228
University of Colorado
Series 2017A-2 , RB , 5.00% , 06/01/26 .... 410 418,401

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado (continued)
Series 2021C-3B , RB , VRDN
2.00% , 10/15/26
(a)
............... USD 350 $ 344,629
7,400,303
Connecticut — 2.5%
Connecticut State Health & Educational Facilities
Authority
(a)
Series A-2 , RB , VRDN 2.00% , 07/01/26 ... 235 231,919
Series 2017C-2 , RB , VRDN 2.80% , 02/03/26 3,560 3,547,413
State of Connecticut
Series 2016A , GO , 4.00% , 03/15/26 ..... 260 262,452
Series 2016A , GO , 5.00% , 03/15/26 ..... 390 396,069
Series A , GO , 5.00% , 04/15/26 ........ 1,275 1,297,558
Series 2018B , GO , 5.00% , 04/15/26 ..... 950 966,808
Series B , GO , 5.00% , 04/15/26 ........ 170 173,008
Series 2016B , GO , 4.00% , 05/15/26 ..... 185 187,235
Series 2016B , GO , 5.00% , 05/15/26 ..... 450 458,928
Series 2020C , GO , 4.00% , 06/01/26 ..... 205 207,624
Series 2021B , GO , 4.00% , 06/01/26 ..... 100 101,280
Series 2022C , GO , 5.00% , 06/15/26 ..... 550 562,102
Series 2015B , GO , 5.00% , 06/15/26 ..... 210 210,000
Series 2023B , GO , 5.00% , 08/01/26 ..... 300 307,603
Series 2022D , GO , 5.00% , 09/15/26 ..... 380 390,805
Series 2018F , GO , 5.00% , 09/15/26 ..... 230 236,540
Series E , GO , 5.00% , 10/15/26 ........ 225 231,874
Series 2022G , GO , 5.00% , 11/15/26 ..... 435 449,215
Series 2016D , GO , 5.00% , 08/15/27 ..... 210 215,377
State of Connecticut Special Tax
Series 2020A , RB , 5.00% , 05/01/26 ..... 560 570,885
Series 2021A , RB , 5.00% , 05/01/26 ..... 660 672,828
Series 2024A-1 , RB , 5.00% , 07/01/26 .... 500 511,949
Series A , RB , 5.00% , 09/01/26 ......... 125 128,512
Series 2018C , RB , 5.00% , 10/01/26 ..... 80 82,402
Series 2021D , RB , 5.00% , 11/01/26 ..... 425 438,679
12,839,065
Delaware — 0.6%
Delaware Transportation Authority
Series 2016 , RB , 5.00% , 07/01/26 ...... 515 527,070
Series 2017 , RB , 5.00% , 07/01/26 ...... 405 414,492
Series 2020 , RB , 5.00% , 09/01/26 ...... 570 585,831
State of Delaware
Series 2017A , GO , 5.00% , 01/01/26 ..... 345 348,777
Series 2020A , GO , 5.00% , 01/01/26 ..... 240 242,627
Series 2019 , GO , 5.00% , 02/01/26 ...... 150 151,953
Series 2017 , GO , 5.00% , 03/01/26 ...... 390 395,821
Series 2020B , GO , 5.00% , 07/01/26 ..... 170 173,984
Series 2019A , GO , 5.00% , 10/01/26 ..... 105 108,116
Series 2016D , GO , 5.00% , 07/01/27 ..... 360 368,033
3,316,704
District of Columbia — 1.3%
District of Columbia
Series 2015B , GO , 5.00% , 06/01/26 ..... 130 130,232
Series 2017D , GO , 5.00% , 06/01/26 ..... 145 148,056
Series 2023B , GO , 5.00% , 06/01/26 ..... 205 209,320
Series D , GO , 5.00% , 06/01/26 ........ 360 367,587
Series 2015 , RB , 5.00% , 07/15/26 ...... 520 524,981
Series 2019A , GO , 5.00% , 10/15/26 ..... 590 608,096
Series 2020 , RB , 5.00% , 12/01/26 ...... 560 578,264
Series 2016A , GO , 5.00% , 06/01/27 ..... 175 178,473
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/26 ..... 100 101,463
Series 2020C , RB , 5.00% , 05/01/26 ..... 75 76,418
Series 2019C , RB , 5.00% , 10/01/26 ..... 1,005 1,034,825
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2020B , RB , 5.00% , 10/01/26 ..... USD 235 $ 241,974
District of Columbia Water & Sewer Authority
Series 2018B , RB , 5.00% , 10/01/26 ..... 195 200,764
Series 2019B , RB , 5.00% , 10/01/26 ..... 205 211,060
Series 2024A , RB , 5.00% , 10/01/26 ..... 250 257,390
Washington Metropolitan Area Transit Authority
Series A-1 , RB , 5.00% , 07/01/26 ....... 470 480,541
Series 2023A , RB , 5.00% , 07/15/26 ..... 130 133,081
Series 2021A , RB , 5.00% , 07/15/26 ..... 1,090 1,115,835
6,598,360
Florida — 4.8%
Central Florida Expressway Authority
Series 2016B , RB , 5.00% , 07/01/26 ..... 810 827,721
Series 2016B , RB , 5.00% , 07/01/27 ..... 110 112,193
Central Florida Tourism Oversight District
Series 2017A , GO , 5.00% , 06/01/26 ..... 130 132,631
Series 2016A , GO , 5.00% , 06/01/27 ..... 300 305,653
City of Gainesville Utilities System, Series
2017A, RB, 5.00%, 10/01/26 ......... 270 277,162
City of Jacksonville, Series 2024, RB,
5.00%, 10/01/26 ................. 1,045 1,075,524
City of Tallahassee, Series 2025, RB,
5.00%, 10/01/26
(b)
................ 500 514,430
County of Miami-Dade
Series 2021A , RB , 5.00% , 04/01/26 ..... 150 152,514
Series 2016A , GO , 5.00% , 07/01/26 ..... 190 194,418
Series 2016 , RB , 5.00% , 10/01/26 ...... 160 164,468
Series B , RB , 5.00% , 10/01/26 ......... 615 617,299
Series 2015A , GO , 5.00% , 11/01/26 ..... 1,000 1,001,887
County of Miami-Dade Transit System, Series
2017, RB, 5.00%, 07/01/27 .......... 315 322,173
County of Miami-Dade Water & Sewer System,
Series 2015, RB, 5.00%, 10/01/26 ...... 1,415 1,420,528
County of Seminole, Series 2025A, RB,
5.00%, 10/01/26 ................. 100 102,898
Florida Department of Environmental Protection
Series 2015A , RB , 5.00% , 07/01/26 ..... 1,095 1,097,049
Series 2016A , RB , 5.00% , 07/01/26 ..... 495 506,283
Series 2019B , RB , 5.00% , 07/01/26 ..... 300 306,838
Series 2016A , RB , 5.00% , 07/01/27 ..... 455 465,278
Florida Insurance Assistance Interlocal Agency,
Inc., Series 2023A-1, RB, 5.00%, 09/01/27 . 1,000 1,023,623
Florida Municipal Power Agency, Series 2021B,
RB, 5.00%, 10/01/26 .............. 125 128,710
Hillsborough County Aviation Authority, Series
2022B, RB, 5.00%, 10/01/26 ......... 200 205,748
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/26 ................. 500 514,897
Miami Beach Redevelopment Agency, Series
2025, 5.00%, 02/01/26
(b)
............ 500 505,859
Orange County School Board
Series 2016B , COP , 5.00% , 08/01/26 .... 90 92,074
Series 2017B , COP , 5.00% , 08/01/26 .... 695 711,017
Orlando Utilities Commission, Series 2020A, RB,
5.00%, 10/01/26 ................. 170 174,866
Palm Beach County School District
Series 2017A , COP , 5.00% , 08/01/26 .... 825 845,909
Series 2018A , COP , 5.00% , 08/01/26 .... 210 215,322
Series 2022B , COP , 5.00% , 08/01/26 .... 630 645,967
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/26 ................. 555 570,240
School Board of Miami-Dade County (The)
Series 2025A , COP , 5.00% , 05/01/26 .... 500 508,254
Series 2015D , COP , 5.00% , 02/01/27 .... 455 459,737

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
School District of Broward County
Series A , COP , 5.00% , 07/01/26 ........ USD 250 $ 255,218
Series B , COP , 5.00% , 07/01/26 ........ 150 153,131
Series C , COP , 5.00% , 07/01/26 ........ 395 403,244
Series 2016A , COP , 5.00% , 07/01/27 .... 200 204,133
Series B , COP , 5.00% , 07/01/27 ........ 215 219,443
State of Florida
Series 2016A , GO , 3.00% , 06/01/26 ..... 125 125,024
Series 2018B , GO , 5.00% , 06/01/26 ..... 100 102,116
Series 2019C , GO , 5.00% , 06/01/26 ..... 365 372,723
Series 2021B , GO , 5.00% , 06/01/26 ..... 170 173,597
Series 2022A , GO , 5.00% , 06/01/26 ..... 140 142,962
Series 2015A , GO , 5.00% , 07/01/26 ..... 470 470,860
Series 2016A , GO , 5.00% , 07/01/26 ..... 70 71,628
Series 2018A , GO , 5.00% , 07/01/26 ..... 105 107,442
Series 2019A , GO , 5.00% , 07/01/26 ..... 285 291,627
Series 2019B , GO , 5.00% , 07/01/26 ..... 485 496,278
Series 2021B , GO , 5.00% , 07/01/26 ..... 175 179,069
Series 2024A , GO , 5.00% , 07/01/26 ..... 1,140 1,166,509
Series 2016E , GO , 5.00% , 06/01/27 ..... 160 163,068
State of Florida Department of Transportation
Series 2020 , RB , 5.00% , 07/01/26 ...... 425 435,000
Series 2021A , RB , 5.00% , 07/01/26 ..... 250 255,699
State of Florida Department of Transportation
Turnpike System
Series 2016B , RB , 2.50% , 07/01/26 ..... 500 497,860
Series 2019A , RB , 5.00% , 07/01/26 ..... 155 158,690
Series 2020B , RB , 5.00% , 07/01/26 ..... 140 143,333
Series 2016C , RB , 5.00% , 07/01/27 ..... 185 188,874
State of Florida Lottery
Series 2016A , RB , 5.00% , 07/01/26 ..... 1,340 1,371,653
Series 2016B , RB , 5.00% , 07/01/26 ..... 385 393,917
Series 2017A , RB , 5.00% , 07/01/26 ..... 80 81,853
Series 2016A , RB , 5.00% , 07/01/27 ..... 145 148,235
24,972,356
Georgia — 2.3%
City of Atlanta
Series 2022A1 , GO , 5.00% , 12/01/26 .... 200 206,790
Series 2022A-2 , GO , 5.00% , 12/01/26 .... 675 697,917
City of Atlanta Department of Aviation, Series
2022A, RB, 5.00%, 07/01/26 ......... 100 102,234
City of Atlanta Water & Wastewater
Series 2018B , RB , 5.00% , 11/01/26 ..... 320 329,938
Series 2018C , RB , 5.00% , 11/01/26 ..... 575 592,858
Columbia County School District, Series 2020,
GO, 4.00%, 04/01/26 (SAW) ......... 110 111,078
County of Carroll, Series 2021, GO,
5.00%, 06/01/26 ................. 85 86,614
County of Forsyth, Series B, GO,
5.00%, 03/01/26 ................. 40 40,077
Forsyth County School District, Series 2016, GO,
5.00%, 02/01/27 ................. 245 248,039
Georgia Ports Authority, Series 2021, RB,
5.00%, 07/01/26 ................. 210 214,710
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/26 ...... 665 679,293
Gwinnett County School District, Series 2022B,
GO, 5.00%, 08/01/26 .............. 570 585,074
Gwinnett County Water & Sewerage Authority,
Series 2020, RB, 5.00%, 08/01/26 ...... 155 158,944
Henry County School District
Series 2021 , GO , 4.00% , 08/01/26 ( SAW ) . 150 152,194
Series 2016 , GO , 5.00% , 08/01/26 ( SAW ) . 240 245,867
Security
Par (000)
Par (000) Value
Georgia (continued)
Main Street Natural Gas, Inc.
Series 2019C , RB , 5.00% , 09/01/26 ..... USD 925 $ 942,297
Series 2024C , RB , 5.00% , 12/01/26 ..... 260 266,009
Series 2019C , RB , VRDN 4.00% , 09/01/26
(a)
310 310,697
Metropolitan Atlanta Rapid Transit Authority
Series 2015B , RB , 5.00% , 07/01/26 ..... 150 153,461
Series 2015C , RB , 5.00% , 07/01/26 ..... 400 409,228
Municipal Electric Authority of Georgia
Series 2016A , RB , 5.00% , 01/01/26 ..... 100 100,932
Series 2019A , RB , 5.00% , 01/01/26 ..... 400 403,727
Series 2024A , RB , 5.00% , 01/01/26 ..... 835 842,779
Private Colleges & Universities Authority, Series
2019A, RB, 5.00%, 09/01/26 ......... 375 384,927
State of Georgia
Series 2016F , GO , 5.00% , 01/01/26 ..... 1,420 1,435,367
Series 2015A , GO , 5.00% , 02/01/26 ..... 105 105,197
Series 2017A-1 , GO , 5.00% , 02/01/26 .... 335 339,377
Series 2018A , GO , 5.00% , 07/01/26 ..... 315 322,643
Series 2019A , GO , 5.00% , 07/01/26 ..... 295 302,158
Series 2020A , GO , 5.00% , 08/01/26 ..... 625 641,216
Series 2016E , GO , 5.00% , 12/01/26 ..... 345 356,944
11,768,586
Hawaii — 1.4%
City & County Honolulu Wastewater System,
Series A, RB, 5.00%, 07/01/27 ........ 300 306,290
City & County of Honolulu
Series 2025E , GO , 5.00% , 01/01/26 ..... 410 414,151
Series 2020D , GO , 5.00% , 07/01/26 ..... 610 623,867
Series 2020F , GO , 5.00% , 07/01/26 ..... 275 281,251
Series 2021A , GO , 5.00% , 07/01/26 ..... 75 76,705
Series 2021B , GO , 5.00% , 07/01/26 ..... 250 255,683
Series 2019C , GO , 4.00% , 08/01/26 ..... 200 202,972
Series D , GO , 5.00% , 09/01/26 ........ 165 169,409
Series A , GO , 5.00% , 10/01/26 ........ 300 301,142
Series B , GO , 5.00% , 10/01/26 ........ 200 200,762
County of Hawaii, Series C, GO,
5.00%, 09/01/26 ................. 80 81,078
County of Maui
Series 2022 , GO , 5.00% , 03/01/26 ...... 60 60,858
Series 2015 , GO , 3.00% , 09/01/26 ...... 1,500 1,500,329
State of Hawaii
Series 2018FT , GO , 5.00% , 01/01/26 .... 500 505,139
Series 2019FW , GO , 5.00% , 01/01/26 .... 155 156,593
Series FK , GO , 5.00% , 05/01/26 ....... 110 112,064
Series EY , GO , 5.00% , 10/01/26 ........ 200 200,792
Series EZ , GO , 5.00% , 10/01/26 ....... 210 210,831
Series FG , GO , 5.00% , 10/01/26 ....... 485 499,393
Series FH , GO , 5.00% , 10/01/26 ....... 125 128,710
Series FN , GO , 5.00% , 10/01/26 ....... 580 597,213
State of Hawaii State Highway Fund
Series B , RB , 5.00% , 01/01/26 ......... 255 257,621
Series B , RB , 5.00% , 01/01/27 ......... 200 204,386
University of Hawaii, Series 2017F, RB,
5.00%, 10/01/26 ................. 145 148,965
7,496,204
Idaho — 0.4%
Idaho Housing & Finance Association
Series 2015A , RB , 5.00% , 07/15/26 ..... 1,145 1,172,795
Series 2017A , RB , 5.00% , 07/15/26 ..... 190 194,612
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/26 .............. 500 509,995
1,877,402

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois — 4.1%
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/26 (BAM) ..... USD 670 $ 676,662
Chicago O'Hare International Airport
Series 2020B , RB , 5.00% , 01/01/26 ..... 835 843,582
Series 2022D , RB , 5.00% , 01/01/26 ..... 305 308,135
Series 2024F , RB , 5.00% , 01/01/26 ..... 500 505,139
Series D , RB , 5.00% , 01/01/26 ......... 275 277,826
Series E , RB , 5.00% , 01/01/26 ......... 665 671,835
City of Chicago Wastewater Transmission,
Series 2024B, RB, 5.00%, 01/01/26 ..... 185 186,747
City of Chicago Waterworks
Series 2004 , RB , 5.00% , 11/01/26 ...... 135 138,670
Series 2024A , RB , 5.00% , 11/01/26 ..... 505 518,729
City of Springfield Electric, Series 2024, RB,
5.00%, 03/01/26 (BAM) ............ 500 506,237
County of Cook, Series 2021B, GO,
4.00%, 11/15/26 ................. 60 60,967
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/26 .......... 125 128,570
Illinois Finance Authority
Series 2016 , RB , 5.00% , 01/01/26 ...... 235 237,337
Series 2017 , RB , 5.00% , 01/01/26 ...... 740 747,358
Series 2020A , RB , 5.00% , 04/01/26 ..... 95 96,624
Series 2016 , RB , 4.00% , 07/01/26 ...... 445 447,407
Series 2017 , RB , 5.00% , 07/01/26 ...... 1,395 1,426,159
Series 2019 , RB , 5.00% , 07/01/26 ...... 740 756,529
Series 2020 , RB , 5.00% , 07/01/26 ...... 410 419,158
Illinois State Toll Highway Authority
Series 2018A , RB , 5.00% , 01/01/26 ..... 100 101,011
Series 2019B , RB , 5.00% , 01/01/26 ..... 335 338,387
Series 2019C , RB , 5.00% , 01/01/26 ..... 1,835 1,853,553
Metropolitan Water Reclamation District of
Greater Chicago
Series A , GO , 5.00% , 12/01/26 ........ 245 252,893
Series D , GO , 5.00% , 12/01/26 ........ 125 129,027
Regional Transportation Authority, Series 2017A,
RB, 5.00%, 07/01/26 .............. 110 112,306
Sales Tax Securitization Corp.
Series 2023A , RB , 3.00% , 01/01/26 ..... 150 149,924
Series 2021A , RB , 5.00% , 01/01/26 ..... 475 478,752
Series 2017A , RB , 5.00% , 01/01/26 ..... 200 201,580
State of Illinois
Series 2016 , GO , 5.00% , 02/01/26 ...... 340 343,781
Series 2021A , GO , 5.00% , 03/01/26 ..... 770 779,735
Series 2022A , GO , 5.00% , 03/01/26 ..... 130 131,681
Series 2022B , GO , 5.00% , 03/01/26 ..... 635 643,213
Series 2023C , GO , 5.00% , 05/01/26 ..... 700 711,606
Series 2024B , GO , 5.00% , 05/01/26 ..... 200 203,316
Series 2023D , GO , 5.00% , 07/01/26 ..... 600 612,148
Series 2019B , GO , 5.13% , 09/01/26 ..... 150 153,692
Series 2018A , GO , 5.00% , 10/01/26 ..... 815 835,123
Series 2018B , GO , 5.00% , 10/01/26 ..... 400 409,877
Series 2020B , GO , 5.00% , 10/01/26 ..... 1,000 1,024,924
Series 2017D , GO , 5.00% , 11/01/26 ..... 1,775 1,822,404
Series 2019A , GO , 5.00% , 11/01/26 ..... 50 51,329
Series 2016 , GO , 5.00% , 06/01/27 ...... 100 101,698
State of Illinois Sales Tax
Series 2021A , RB , 4.00% , 06/15/26 ..... 290 293,050
Series 2016A , RB , 5.00% , 06/15/26 ..... 750 764,303
Series 2021C , RB , 5.00% , 06/15/26 ..... 65 66,240
21,519,224
Security
Par (000)
Par (000) Value
Indiana — 1.5%
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/26 ................. USD 510 $ 524,897
Indiana Finance Authority
Series 2017B , RB , 5.00% , 02/01/26 ..... 220 222,699
Series 2019A , RB , 5.00% , 02/01/26 ..... 570 576,992
Series 2019E , RB , 5.00% , 02/01/26 ..... 290 293,557
Series A , RB , 5.00% , 02/01/26 ......... 135 136,656
Series D , RB , 5.00% , 02/01/26 ......... 100 101,227
Series E , RB , 5.00% , 02/01/26 ......... 415 420,091
Series 2017A , RB , 5.00% , 06/01/26 ..... 650 663,421
Series 2014A , RB , 5.00% , 10/01/26 ..... 100 100,187
Series 2016A , RB , 5.00% , 10/01/26 ..... 625 642,672
Series E , RB , 5.00% , 02/01/27 ......... 100 102,346
Series 2016C , RB , 5.00% , 06/01/27 ..... 865 887,943
Series A , RB , 5.00% , 02/01/29 ......... 260 263,266
Indiana Municipal Power Agency
Series 2022A , RB , 5.00% , 01/01/26 ..... 260 262,422
Series 2025A , RB , 5.00% , 01/01/26 ..... 500 504,867
Series 2016C , RB , 5.00% , 01/01/27 ..... 175 178,630
Indiana University
Series 2020A , RB , 5.00% , 06/01/26 ..... 125 127,551
Series W-1 , RB , 5.00% , 08/01/26 ....... 100 100,194
Series 2016A , RB , 5.00% , 06/01/27 ..... 370 376,296
Indianapolis Local Public Improvement Bond
Bank, Series 2021A, RB, 5.00%, 06/01/26 . 705 718,682
Purdue University, Series 2016CC, RB,
5.00%, 07/01/26 ................. 405 414,343
7,618,939
Iowa — 0.5%
City of Des Moines
Series 2020A , GO , 5.00% , 06/01/26 ..... 475 484,812
Series 2021A , GO , 5.00% , 06/01/26 ..... 330 336,817
Series 2022A , GO , 5.00% , 06/01/26 ..... 180 183,718
Iowa Finance Authority
Series 2015 , RB , 5.00% , 08/01/26 ...... 150 150,000
Series 2016 , RB , 5.00% , 08/01/26 ...... 445 456,323
Series 2023C , RB , 5.00% , 08/01/26 ..... 95 97,417
State of Iowa
Series 2016A , RB , 4.00% , 06/01/26 ..... 510 515,724
Series 2020A , GO , 5.00% , 06/01/26 ..... 60 61,234
Series 2016 , RB , 5.00% , 06/15/26 ...... 300 306,470
2,592,515
Kansas — 0.9%
Johnson County Unified School District
No. 229 Blue Valley, Series 2015-B, GO,
3.00%, 10/01/26 ................. 2,000 2,000,473
State of Kansas Department of Transportation
Series 2015B , RB , 5.00% , 09/01/26 ..... 1,670 1,673,297
Series 2018A , RB , 5.00% , 09/01/26 ..... 530 544,720
Series 2024A , RB , 5.00% , 09/01/26 ..... 300 308,332
4,526,822
Kentucky — 0.4%
Kentucky Infrastructure Authority, Series 2015A,
RB, 5.00%, 02/01/26 .............. 100 100,201
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 04/01/26 ......... 750 762,170
Series A , RB , 5.00% , 08/01/26 ......... 145 145,000
Series A , RB , 5.00% , 10/01/26 ......... 150 154,329
Series B , RB , 5.00% , 11/01/26 ( SAP ) .... 825 850,519
2,012,219

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Louisiana — 0.7%
Parish of St. John the Baptist, Series 2017B-2,
RB, VRDN, 2.38%, 07/01/26
(a)
........ USD 100 $ 99,333
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/26 ..... 150 152,195
Series 2017A , GO , 5.00% , 04/01/26 ..... 210 213,520
Series 2016B , GO , 5.00% , 08/01/26 ..... 880 902,391
Series 2016A , GO , 5.00% , 09/01/26 ..... 220 226,062
Series 2019A , RB , 5.00% , 09/01/26 ..... 1,090 1,120,036
Series 2021 , RB , 5.00% , 09/01/26 ...... 270 277,440
Series 2024C , GO , 5.00% , 12/01/26 ..... 500 516,975
State of Louisiana Gasoline & Fuels Tax, Series
B, RB, 5.00%, 05/01/26 ............ 210 213,971
3,721,923
Maine — 0.8%
Maine Governmental Facilities Authority, Series
2025A, RB, 5.00%, 10/01/26
(b)
........ 220 226,007
Maine Municipal Bond Bank
Series 2016A , RB , 4.00% , 09/01/26 ..... 170 172,732
Series 2020A , RB , 5.00% , 09/01/26 ..... 425 436,342
Series 2022A , RB , 5.00% , 11/01/26 ..... 90 92,671
Series C , RB , 5.00% , 11/01/26 ......... 270 278,014
Maine Turnpike Authority
Series 2020 , RB , 5.00% , 07/01/26 ...... 715 731,298
Series 2022 , RB , 5.00% , 07/01/26 ...... 435 444,916
State of Maine
Series 2021B , GO , 4.00% , 06/01/26 ..... 160 162,061
Series 2017B , GO , 5.00% , 06/01/26 ..... 285 291,006
Series 2018D , GO , 5.00% , 06/01/26 ..... 350 357,376
Series 2019B , GO , 5.00% , 06/01/26 ..... 265 270,585
Series 2020B , GO , 5.00% , 06/01/26 ..... 370 377,798
Series 2022B , GO , 5.00% , 06/01/26 ..... 205 209,320
4,050,126
Maryland — 3.4%
City of Baltimore
Series 2014A , RB , 5.00% , 07/01/26 ..... 150 150,305
Series 2017C , RB , 5.00% , 07/01/26 ..... 215 219,664
Series 2017A , GO , 5.00% , 10/15/26 ..... 90 92,576
Series 2017B , GO , 5.00% , 10/15/26 ..... 145 149,150
County of Anne Arundel
Series 2016 , GO , 5.00% , 10/01/26 ...... 175 175,666
Series 2018 , GO , 5.00% , 10/01/26 ...... 650 669,138
Series 2020 , GO , 5.00% , 10/01/26 ...... 350 360,305
Series 2021 , GO , 5.00% , 10/01/26 ...... 150 154,417
Series 2022 , GO , 5.00% , 10/01/26 ...... 95 97,797
County of Baltimore
Series 2018 , GO , 5.00% , 03/01/26 ...... 210 213,257
Series 2019 , GO , 5.00% , 03/01/26 ...... 300 304,653
Series 79 , GO , 5.00% , 03/01/26 ........ 75 76,163
Series 2024A , GO , 5.00% , 07/01/26 ..... 310 317,209
Series 2015 , GO , 5.00% , 08/01/26 ...... 135 135,248
County of Charles
Series 2020 , GO , 4.00% , 10/01/26 ...... 80 81,413
Series 2017 , GO , 5.00% , 10/01/26 ...... 350 360,182
Series 2019 , GO , 5.00% , 10/01/26 ...... 110 113,200
Series 2021 , GO , 5.00% , 10/01/26 ...... 100 102,909
County of Frederick
Series 2017A , GO , 5.00% , 02/01/26 ..... 155 156,940
Series 2018A , GO , 5.00% , 08/01/26 ..... 75 76,916
Series 2019A , GO , 5.00% , 08/01/26 ..... 295 302,515
County of Howard
Series 2017D , GO , 5.00% , 02/15/26 ..... 515 521,955
Series 2017E , GO , 5.00% , 02/15/26 ..... 150 152,026
Series 2019B , GO , 5.00% , 08/15/26 ..... 195 200,154
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2020A , GO , 5.00% , 08/15/26 ..... USD 500 $ 513,215
County of Montgomery
Series 2017B , GO , 5.00% , 06/01/26 ..... 105 107,230
Series 2017C , GO , 5.00% , 10/01/26 ..... 1,670 1,719,952
Series 2017A , GO , 5.00% , 11/01/26 ..... 710 732,762
Series 2018A , GO , 5.00% , 11/01/26 ..... 255 263,175
Series 2019A , GO , 5.00% , 11/01/26 ..... 115 118,687
County of Prince George's
Series 2022A , GO , 5.00% , 07/01/26 ..... 500 511,260
Series 2020A , GO , 5.00% , 07/15/26 ..... 455 465,697
Series 2017A , GO , 5.00% , 09/15/26 ..... 295 303,156
Maryland Community Development
Administration, Series 2019B, RB,
5.00%, 09/01/26 ................. 190 194,829
Maryland Health & Higher Educational Facilities
Authority, Series 2025A, RB, 5.00%, 07/01/26 250 255,241
Maryland State Transportation Authority, Series
2020, RB, 5.00%, 07/01/26 .......... 125 127,884
State of Maryland
Series 2017 , GO , 5.00% , 03/15/26 ...... 175 177,887
Series 2018A , GO , 5.00% , 03/15/26 ..... 530 538,744
Series 2019-1 , GO , 5.00% , 03/15/26 ..... 1,000 1,016,498
Series 2015B , GO , 4.00% , 08/01/26 ..... 355 360,687
Series 2017B , GO , 5.00% , 08/01/26 ..... 2,035 2,087,595
Series 2A , GO , 5.00% , 08/01/26 ....... 225 230,815
State of Maryland Department of Transportation
Series 2017 , RB , 5.00% , 05/01/26 ...... 150 150,192
Series 2017 , RB , 5.00% , 09/01/26 ...... 405 416,072
Series 2019 , RB , 5.00% , 10/01/26 ...... 745 766,935
Series 2016 , RB , 5.00% , 11/01/26 ...... 145 145,337
Series 2018 , RB , 5.00% , 12/01/27 ...... 110 113,403
Washington Suburban Sanitary Commission
Series 2017-2 , RB , 5.00% , 06/01/26 ( GTD ) 90 91,897
Series 2018 , RB , 5.00% , 06/01/26 ( GTD ) .. 375 382,903
Series 2021 , RB , 5.00% , 06/01/26 ( GTD ) .. 300 306,322
Series 2017 , RB , 5.00% , 06/15/26 ( GTD ) .. 100 102,209
Series 2016 , RB , 5.00% , 06/01/27 ( GTD ) .. 105 107,241
17,491,583
Massachusetts — 2.1%
City of Boston, Series 2016B, GO,
4.00%, 03/01/26 ................. 80 80,757
City of Cambridge
Series 2017B , GO , 5.00% , 02/15/26 ..... 110 111,688
Series 2018B , GO , 5.00% , 02/15/26 ..... 85 86,304
Series 2019 , GO , 5.00% , 02/15/26 ...... 260 263,989
Commonwealth of Massachusetts
Series 2018B , GO , 5.00% , 01/01/26 ..... 185 186,979
Series 2019A , GO , 5.00% , 01/01/26 ..... 975 985,429
Series 2016A , GO , 5.00% , 03/01/26 ..... 180 182,687
Series 2016C , GO , 5.00% , 04/01/26 ..... 380 386,496
Series B , GO , 5.00% , 04/01/26 ........ 100 101,710
Series 2019C , GO , 5.00% , 05/01/26 ..... 450 458,679
Series 2016A , GO , 5.00% , 07/01/26 ..... 275 281,521
Series 2017D , GO , 5.00% , 07/01/26 ..... 210 214,980
Series A , GO , 5.00% , 07/01/26 ........ 1,025 1,049,306
Series 2018C , GO , 5.00% , 09/01/26 ..... 200 205,620
Series 2017E , GO , 5.00% , 11/01/26 ..... 175 180,676
Series C , GO , 5.25% , 11/01/26 ........ 50 51,775
Series 2016H , GO , 5.00% , 12/01/26 ..... 705 729,406
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note, Series
2017A, RB, 5.00%, 06/15/27 ......... 295 300,873
Commonwealth of Massachusetts Transportation
Fund, Series 2016A, RB, 5.00%, 06/01/26 . 420 428,781

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Massachusetts Bay Transportation
Authority Assessment, Series 2016A, RB,
4.00%, 07/01/26 ................. USD 155 $ 157,265
Massachusetts Bay Transportation
Authority Sales Tax, Series 2005A, RB,
5.00%, 07/01/26 ................. 620 634,645
Massachusetts Clean Water Trust (The)
Series 19 , RB , 5.00% , 02/01/26 ........ 160 162,067
Series 2006 , RB , 5.25% , 08/01/26 ...... 230 236,532
Massachusetts Development Finance Agency,
Series 2020A, RB, 5.00%, 10/15/26 ..... 515 529,801
Massachusetts School Building Authority
Series 2019A , RB , 5.00% , 02/15/26 ..... 100 101,367
Series 2015C , RB , 5.00% , 08/15/26 ..... 575 576,114
Series 2016A , RB , 5.00% , 11/15/26 ..... 95 95,675
Massachusetts State College Building Authority,
Series 2016A, RB, 4.00%, 05/01/26 (HERBIP) 325 325,372
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/26 ..... 255 257,749
Series 2019A , RB , 5.00% , 01/01/26 ..... 210 212,264
Massachusetts Water Resources Authority
Series 2016C , RB , 5.00% , 08/01/26 ..... 165 169,279
Series 2018C , RB , 5.00% , 08/01/26 ..... 345 353,602
Series B , RB , 5.25% , 08/01/26 ( AGM ) .... 550 565,566
Series 2016C , RB , 5.00% , 08/01/35 ..... 215 220,576
University of Massachusetts Building Authority
Series 2019-1 , RB , 5.00% , 05/01/26 ..... 175 178,388
Series 2017-3 , RB , 5.00% , 11/01/26 ..... 150 154,884
11,218,802
Michigan — 1.4%
Great Lakes Water Authority Water Supply
System
Series C , RB , 5.00% , 07/01/26 ......... 240 245,361
Series D , RB , 5.00% , 07/01/27 ......... 220 224,204
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/26 (BAM) ............. 325 334,931
Michigan Finance Authority
Series 2022A , RB , 5.00% , 04/15/26 ..... 225 228,536
Series 2018B , RB , 5.00% , 10/01/26 ..... 100 102,979
Series 2021B , RB , 5.00% , 10/01/26 ..... 175 180,214
Series 2017A-MI , RB , 5.00% , 12/01/26 ... 500 514,976
Michigan State Building Authority
Series 2015I , RB , 5.00% , 04/15/26 ...... 245 246,152
Series 2016I , RB , 5.00% , 04/15/26 ...... 420 427,461
Series 2019I , RB , 5.00% , 04/15/26 ...... 125 127,220
Series 2020I , RB , 5.00% , 10/15/26 ...... 65 66,915
Series 2016I , RB , 5.00% , 04/15/27 ...... 140 143,824
Michigan State Housing Development Authority,
Series 2022A, RB, 3.30%, 04/01/26 ..... 315 315,027
Michigan State University, Series 2023A, RB,
5.00%, 02/15/26 ................. 420 425,559
State of Michigan
Series 2016 , RB , 5.00% , 03/15/26 ...... 1,915 1,944,324
Series 2017A , GO , 5.00% , 05/01/26 ..... 375 382,091
State of Michigan Trunk Line
Series 2021B , RB , 5.00% , 11/15/26 ..... 160 165,249
Series 2023 , RB , 5.00% , 11/15/26 ...... 430 444,108
University of Michigan
Series 2017A , RB , 5.00% , 04/01/26 ..... 335 340,525
Series 2019A , RB , 5.00% , 04/01/26 ..... 215 218,546
7,078,202
Security
Par (000)
Par (000) Value
Minnesota — 2.0%
City of Minneapolis, Series 2024, GO,
5.00%, 12/01/26 ................. USD 80 $ 82,705
County of Hennepin
Series 2016C , GO , 5.00% , 12/01/26 ..... 140 144,753
Series 2018A , GO , 5.00% , 12/01/26 ..... 150 155,093
Series 2019C , GO , 5.00% , 12/01/26 ..... 280 289,506
Series 2020A , GO , 5.00% , 12/01/26 ..... 200 206,790
Series 2016B , GO , 5.00% , 12/01/27 ..... 235 242,298
Metropolitan Council
Series 2016C , GO , 5.00% , 03/01/26 ..... 115 116,831
Series 2023B , GO , 5.00% , 03/01/26 ..... 85 86,353
Series 2020E , GO , 5.00% , 12/01/26 ..... 580 599,846
Series 2021C , GO , 5.00% , 12/01/26 ..... 1,150 1,189,350
Minneapolis-St. Paul Metropolitan Airports
Commission
Series 2019C , RB , 5.00% , 01/01/26 ..... 100 100,994
Series A , RB , 5.00% , 01/01/26 ......... 305 308,173
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016B , RB , 4.00% , 03/01/26 ..... 510 514,915
Series 2016A , RB , 5.00% , 03/01/28 ..... 185 187,622
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/26 ..... 855 867,361
Series 2020E , GO , 3.00% , 08/01/26 ..... 445 446,529
Series 2016B , GO , 4.00% , 08/01/26 ..... 420 426,478
Series 2015D , GO , 5.00% , 08/01/26 ..... 1,500 1,503,088
Series 2016D , GO , 5.00% , 08/01/26 ..... 380 389,593
Series 2018A , GO , 5.00% , 08/01/26 ..... 410 420,350
Series 2019A , GO , 5.00% , 08/01/26 ..... 495 507,496
Series 2019B , GO , 5.00% , 08/01/26 ..... 310 317,826
Series 2017A , GO , 5.00% , 10/01/26 ..... 165 169,858
Series 2017D , GO , 5.00% , 10/01/26 ..... 490 504,427
University of Minnesota, Series 2017B, RB,
5.00%, 12/01/26 ................. 455 470,387
10,248,622
Mississippi — 0.8%
State of Mississippi
Series 2015C , GO , 5.00% , 10/01/26 ..... 780 782,915
Series 2017A , GO , 5.00% , 10/01/26 ..... 690 709,832
Series 2016B , GO , 5.00% , 12/01/26 ..... 245 253,056
Series 2016B , GO , 5.00% , 12/01/29 ..... 285 294,291
Series 2018A , GO , 5.00% , 11/01/32 ..... 640 659,547
Series 2016B , GO , 5.00% , 12/01/33 ..... 1,565 1,616,017
4,315,658
Missouri — 1.1%
City of Kansas City, Series 2019A, RB,
5.00%, 12/01/26 ................. 245 253,252
City of Kansas Sanitary Sewer System, Series
2021B, RB, 5.00%, 01/01/26 ......... 125 126,295
Clayton School District, Series 2017, GO,
5.00%, 03/01/26 ................. 135 136,904
Metropolitan St. Louis Sewer District, Series
2016C, RB, 5.00%, 05/01/27 ......... 125 127,081
Missouri Highway & Transportation Commission
Series A , RB , 5.00% , 05/01/26 ......... 690 700,969
Series 2019B , RB , 5.00% , 11/01/26 ..... 1,385 1,429,229
Missouri Joint Municipal Electric Utility
Commission
Series 2023 , RB , 5.00% , 01/01/26 ...... 150 151,423
Series 2024 , RB , 5.00% , 01/01/26 ...... 500 504,658
Series 2025 , RB , 5.00% , 12/01/26
(b)
..... 530 546,509
Missouri State Board of Public Buildings
Series 2016A , RB , 4.00% , 04/01/26 ..... 300 300,304

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Missouri (continued)
Series 2018A , RB , 5.00% , 04/01/26 ..... USD 130 $ 132,214
Missouri State Environmental Improvement &
Energy Resources Authority, Series 2015B,
RB, 5.00%, 07/01/26 .............. 375 375,477
Park Hill School District of Platte County, Series
2017, GO, 3.38%, 03/01/37 .......... 695 698,346
5,482,661
Nebraska — 0.7%
Nebraska Public Power District
Series 2016A , RB , 5.00% , 01/01/26 ..... 490 494,975
Series 2021C , RB , 5.00% , 01/01/26 ..... 265 267,690
Series B , RB , 5.00% , 01/01/26 ......... 120 121,218
Series C , RB , 5.00% , 01/01/28 ......... 170 171,573
Omaha Public Power District
Series 2016A , RB , 5.00% , 02/01/26 ..... 725 734,038
Series 2023A , RB , 5.00% , 02/01/26 ..... 520 526,483
Omaha Public Power District Nebraska
City Station Unit 2, Series 2015A, RB,
5.00%, 02/01/26 ................. 600 601,049
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/26 .............. 600 605,841
University of Nebraska Facilities Corp. (The),
Series 2018, RB, 5.00%, 07/15/26 ...... 85 86,942
3,609,809
Nevada — 1.6%
Clark County School District
Series 2015C , GO , 5.00% , 06/15/26 ..... 355 358,121
Series 2016E , GO , 5.00% , 06/15/26 ..... 235 239,788
Series 2017A , GO , 5.00% , 06/15/26 ..... 425 433,659
Series 2020A , GO , 5.00% , 06/15/26 ( AGM ) 250 255,312
Series 2020B , GO , 5.00% , 06/15/26 ( BAM ) 195 199,143
Series 2024B , GO , 5.00% , 06/15/26 ..... 125 127,547
Clark County Water Reclamation District, Series
2016, GO, 5.00%, 07/01/26 .......... 700 715,335
County of Clark
Series 2017 , GO , 5.00% , 06/01/26 ...... 185 188,827
Series 2015C , RB , 5.00% , 07/01/26 ..... 355 362,864
Series 2016B , RB , 5.00% , 07/01/26 ..... 25 25,552
Series 2019E , RB , 5.00% , 07/01/26 ..... 105 107,326
Series 2020C , RB , 5.00% , 07/01/26 ..... 950 970,986
Series 2016A , GO , 5.00% , 11/01/26 ..... 100 101,771
Series 2016B , GO , 5.00% , 11/01/26 ..... 530 546,548
Series 2017 , GO , 5.00% , 11/01/26 ...... 110 113,434
Series 2018B , GO , 5.00% , 12/01/26 ..... 100 103,333
County of Clark Department of Aviation
Series 2019A , RB , 5.00% , 07/01/26 ..... 755 771,725
Series 2019D , RB , 5.00% , 07/01/26 ..... 365 373,086
Las Vegas Valley Water District
Series 2017B , GO , 5.00% , 06/01/26 ..... 75 76,583
Series 2021A , GO , 5.00% , 06/01/26 ..... 350 357,386
Series C , GO , 5.00% , 09/15/26 ........ 150 150,429
Series B , GO , 5.00% , 12/01/26 ........ 125 125,229
Series 2016A , GO , 5.00% , 06/01/27 ..... 115 116,998
State of Nevada
Series 2023A , GO , 5.00% , 05/01/26 ..... 115 117,175
Series 2015A , GO , 4.00% , 08/01/26 ..... 60 60,060
Series 2019E , GO , 5.00% , 08/01/26 ..... 280 287,265
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/26 ...... 800 816,064
Series 2016 , RB , 5.00% , 12/01/27 ...... 210 213,441
Security
Par (000)
Par (000) Value
Nevada (continued)
Washoe County School District, Series 2015A,
GO, 5.00%, 06/01/26 .............. USD 140 $ 140,256
8,455,243
New Hampshire — 0.1%
City of Manchester, Series 2022A, GO,
5.00%, 07/01/26 ................. 225 230,232
New Hampshire Municipal Bond Bank,
Series 2017B, RB, 5.00%, 08/15/26 (ST
INTERCEPT) ................... 215 220,481
450,713
New Jersey — 1.9%
County of Hudson, Series 2020, GO,
3.00%, 11/15/26 ................. 565 568,284
County of Monmouth, Series 2014, GO,
3.00%, 03/01/26 ................. 630 630,107
County of Union, Series 2017, GO,
4.00%, 03/01/26 ................. 50 50,444
Essex County Improvement Authority, Series
2004, RB, 5.50%, 10/01/26 (NPFGC) .... 150 155,256
Monmouth County Improvement Authority (The),
Series 2019A, RB, 4.00%, 08/01/26 ..... 305 309,825
New Jersey Economic Development Authority
Series 2023RRR , RB , 5.00% , 03/01/26 ... 460 466,543
Series XX , RB , 4.25% , 06/15/26 ........ 930 930,499
Series AAA , RB , 5.00% , 06/15/26 ....... 160 163,437
Series 2018A , RB , 5.00% , 06/15/26 ..... 345 352,411
Series 2005N-1 , RB , 5.50% , 09/01/26
( AMBAC ) ..................... 60 61,887
Series 2022A , RB , 5.00% , 11/01/26 ..... 220 226,640
Series B , RB , 5.00% , 11/01/26 ......... 920 947,767
New Jersey Educational Facilities Authority,
Series 2016B, RB, 5.00%, 07/01/26 ..... 365 373,488
New Jersey Health Care Facilities Financing
Authority, Series 2024, RB, 5.00%, 09/15/26 270 277,313
New Jersey Housing & Mortgage Finance
Agency, Series 2019C, RB, 2.55%, 04/01/26 700 696,711
New Jersey Transportation Trust Fund Authority
Series 2015AA , RB , 4.25% , 06/15/26 .... 200 200,134
Series 2021A , RB , 5.00% , 06/15/26 ..... 440 449,451
Series 2022AA , RB , 5.00% , 06/15/26 .... 350 357,518
Series 2023AA , RB , 5.00% , 06/15/26 .... 110 112,363
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 120 122,494
State of New Jersey, Series 2020A, GO,
5.00%, 06/01/26 ................. 2,550 2,604,593
10,057,165
New Mexico — 1.0%
New Mexico Finance Authority
Series 2018A , RB , 5.00% , 06/01/26 ..... 400 408,497
Series 2022A , RB , 5.00% , 06/01/26 ..... 345 352,328
Series 2022B , RB , 5.00% , 06/01/26 ..... 125 127,655
Series 2021A , RB , 5.00% , 06/15/26 ..... 275 281,075
Series 2021B , RB , 5.00% , 06/15/26 ..... 500 511,133
Series 2022A , RB , 5.00% , 06/15/26 ..... 115 117,541
Series 2024A , RB , 5.00% , 06/15/26 ..... 1,000 1,022,092
State of New Mexico
Series 2019 , GO , 5.00% , 03/01/26 ...... 415 421,121
Series 2021 , GO , 5.00% , 03/01/26 ...... 345 350,089
Series A , GO , 5.00% , 03/01/26 ........ 145 147,139
State of New Mexico Severance Tax Permanent
Fund, Series A, RB, 5.00%, 07/01/26 .... 1,530 1,565,860
5,304,530

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York — 7.9%
City of New York
Series 2018E-1 , GO , 5.00% , 03/01/26 .... USD 115 $ 116,696
Series 2024D , GO , 5.00% , 04/01/26 ..... 450 457,603
Series 2008J-9 , GO , 5.00% , 08/01/26 .... 75 76,923
Series 2018A , GO , 5.00% , 08/01/26 ..... 595 610,259
Series 2018C , GO , 5.00% , 08/01/26 ..... 295 302,565
Series 2020C-1 , GO , 5.00% , 08/01/26 ... 100 102,564
Series 2021A-1 , GO , 5.00% , 08/01/26 .... 630 646,156
Series 2022B-1 , GO , 5.00% , 08/01/26 .... 640 656,413
Series 2023F-1 , GO , 5.00% , 08/01/26 .... 1,000 1,025,645
Series A , GO , 5.00% , 08/01/26 ........ 765 784,618
Series B , GO , 5.00% , 08/01/26 ........ 110 110,181
Series C , GO , 5.00% , 08/01/26 ........ 1,480 1,505,913
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/26 ................ 45 46,250
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/26 ................ 365 375,918
Series 2008J-9 , GO , 5.00% , 08/01/27 .... 325 333,409
Series C , GO , 5.00% , 08/01/27 ........ 180 182,144
City of Yonkers, Series 2024A, GO,
5.00%, 02/15/26 ................. 280 283,782
County of Nassau, Series 2017B, GO,
5.00%, 04/01/26 ................. 145 147,518
Empire State Development Corp.
Series 2016A , RB , 4.00% , 03/15/26 ..... 130 131,318
Series 2016A , RB , 5.00% , 03/15/26 ..... 1,165 1,183,899
Series 2017C , RB , 5.00% , 03/15/26 ..... 175 177,822
Series 2020C , RB , 5.00% , 03/15/26 ..... 560 569,029
Series 2020E , RB , 5.00% , 03/15/26 ..... 190 193,063
Series 2016A , RB , 5.00% , 03/15/27 ..... 335 340,347
Series 2016A , RB , 5.00% , 03/15/28 ..... 880 894,047
Hudson Yards Infrastructure Corp., Series
2017A, RB, 5.00%, 02/15/26 ......... 500 506,726
Long Island Power Authority
Series 2016B , RB , 5.00% , 09/01/26 ..... 205 210,805
Series 2021A , RB , 5.00% , 09/01/26 ..... 55 56,557
Metropolitan Transportation Authority
Series 2017B , RB , 5.00% , 11/15/26 ..... 720 741,857
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 2,960 3,049,858
Series 2018B , RB , 5.00% , 11/15/26 ..... 100 103,036
Series A-2 , RB , 5.00% , 11/15/26 ....... 500 515,179
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2016A , RB , 4.00% , 11/15/26 ..... 100 101,943
Series 2024A , 5.00% , 11/15/26 ........ 300 309,688
Series B-2 , RB , 5.00% , 11/15/26 ....... 125 129,036
New York City Municipal Water Finance Authority
Series 2020AA , RB , 5.00% , 06/15/26 .... 165 168,818
Series 2020CC-1 , RB , 5.00% , 06/15/26 ... 80 81,851
Series 2021DD , RB , 5.00% , 06/15/26 .... 830 849,208
New York City Transitional Finance Authority
Series B-1 , RB , 5.00% , 08/01/26 ....... 1,380 1,414,688
New York City Transitional Finance Authority
Building Aid
Series 2015S-1 , RB , 5.00% , 07/15/26 ( SAW ) 110 110,202
Series 2016S-1 , RB , 5.00% , 07/15/26 ( SAW ) 60 60,629
Series 2018S-4A , RB , 5.00% , 07/15/26
( SAW ) ....................... 250 256,212
Series 2019S-2A , RB , 5.00% , 07/15/26
( SAW ) ....................... 360 368,387
Series 2023, Sub-Series S-1A , RB ,
5.00% , 07/15/26 ( SAW ) ........... 100 102,485
Series S-1 , RB , 5.00% , 07/15/26 ( SAW ) .. 610 625,158
Security
Par (000)
Par (000) Value
New York (continued)
New York City Transitional Finance Authority
Future Tax Secured
Series 2016E-1 , RB , 4.00% , 02/01/26 .... USD 195 $ 196,487
Series 2023F, Sub-Series F-1 , RB ,
5.00% , 02/01/26 ................ 345 349,335
Series 2017A-1 , RB , 4.00% , 05/01/26 .... 100 101,160
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/26 ................ 390 399,962
Series 2018-1 , RB , 5.00% , 11/01/26 ..... 205 211,546
Series 2021A , RB , 5.00% , 11/01/26 ..... 100 103,193
Series 2021D, Sub-Series D1 , RB ,
5.00% , 11/01/26 ................ 925 954,539
Series 2021F-1 , RB , 5.00% , 11/01/26 .... 95 98,034
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 360 371,496
Series 2022D-1 , RB , 5.00% , 11/01/26 .... 575 593,362
Series 2023E-1 , RB , 5.00% , 11/01/26 .... 590 608,841
Series C , RB , 5.00% , 11/01/26 ......... 250 257,983
Series B , RB , 5.00% , 08/01/27 ......... 235 240,610
New York Power Authority, Series 2022A, RB,
5.00%, 11/15/26 ................. 260 268,900
New York State Dormitory Authority
Series 2016A , RB , 5.00% , 02/15/26 ..... 695 704,686
Series 2017B-1 , RB , 5.00% , 02/15/26 .... 405 410,431
Series 2021A , RB , 5.00% , 03/15/26 ..... 650 660,480
Series 2020A , RB , 5.00% , 03/15/26 ..... 1,500 1,523,555
Series 2018A , RB , 5.00% , 03/15/26 ..... 750 761,336
Series 2018C , RB , 5.00% , 03/15/26 ..... 280 284,557
Series 2017A , RB , 5.00% , 03/15/26 ..... 365 370,940
Series 2020A , RB , 5.00% , 07/01/26 ..... 150 153,598
Series 2025B , RB , 5.00% , 07/01/26
(b)
.... 225 230,088
Series A-1 , RB , 4.00% , 10/01/26 ....... 115 117,112
Series A-1 , RB , 5.00% , 10/01/26 ....... 300 308,938
Series 2025A , RB , 5.00% , 10/01/26 ..... 500 513,671
Series B , RB , 5.00% , 10/01/26 ......... 195 200,810
Series 2016D , RB , 5.00% , 02/15/27 ..... 525 539,187
Series 2016D , RB , 5.00% , 02/15/28 ..... 675 693,241
Series 2016A , RB , 5.00% , 02/15/28 ..... 195 200,270
Series 2016A , RB , 5.00% , 03/15/28 ..... 835 859,221
New York State Environmental Facilities Corp.
Series 2017E , RB , 5.00% , 06/15/26 ..... 75 76,703
Series 2018A , RB , 5.00% , 06/15/26 ..... 375 383,514
Series 2018B , RB , 5.00% , 06/15/26 ..... 240 245,449
Series 2021A , RB , 5.00% , 06/15/26 ..... 175 178,973
Series 2015D , RB , 5.00% , 09/15/26 ..... 260 260,956
New York State Thruway Authority
Series 2016A , RB , 5.00% , 01/01/26 ..... 125 126,243
Series L , RB , 5.00% , 01/01/26 ......... 145 146,533
Series P , RB , 5.00% , 01/01/26 ......... 600 606,343
Series 2021A-1 , RB , 5.00% , 03/15/26 .... 235 238,789
Series 2016A , RB , 5.00% , 01/01/27 ..... 245 247,319
Series 2016A , RB , 5.00% , 01/01/28 ..... 150 151,365
Port Authority of New York & New Jersey
Series 209 , RB , 5.00% , 07/15/26 ....... 100 102,428
Series 212 , RB , 5.00% , 09/01/26 ....... 110 113,031
Series 213 , RB , 5.00% , 09/01/26 ....... 280 287,716
Series 194 , RB , 5.00% , 10/15/26 ....... 365 366,762
Series 230 , RB , 4.00% , 12/01/26 ....... 85 86,777
Series 243 , RB , 5.00% , 12/01/26 ....... 415 429,089
State of New York, Series 2023A, GO,
5.00%, 03/15/26 ................. 300 305,006
Town of Brookhaven, Series 2018A, GO,
4.00%, 09/15/26 ................. 45 45,077
Triborough Bridge & Tunnel Authority
Series 2021C2 , RB , 5.00% , 05/15/26 .... 130 132,384
Series 2022B , RB , 5.00% , 05/15/26 ..... 100 101,834

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2016A , RB , 5.00% , 11/15/26 ..... USD 445 $ 453,280
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 390 403,098
Series 2023A , RB , 5.00% , 11/15/26 ..... 610 630,486
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 11/15/26 ................ 500 516,792
Series A , RB , 5.00% , 11/15/26 ......... 95 98,191
Series B , RB , 5.00% , 11/15/26 ......... 355 366,922
41,405,034
North Carolina — 2.3%
City of Charlotte
Series 2020A , GO , 5.00% , 06/01/26 ..... 375 382,997
Series 2021A , GO , 5.00% , 06/01/26 ..... 275 280,865
Series 2024 , RB , 5.00% , 12/01/26 ...... 380 392,901
City of Charlotte Water & Sewer System, Series
2015, RB, 5.00%, 07/01/26 .......... 135 135,144
City of Durham Water & Sewer Utility System,
Series 2021, RB, 5.00%, 08/01/26 ...... 300 307,633
City of Raleigh, Series 2016A, GO,
5.00%, 09/01/26 ................. 370 380,236
City of Raleigh Combined Enterprise System,
Series 2023, RB, 5.00%, 09/01/26 ...... 950 976,281
County of Buncombe, Series 2018, RB,
5.00%, 06/01/26 ................. 80 81,573
County of Forsyth
Series 2021B , GO , 4.00% , 03/01/26 ..... 170 171,510
Series 2021A , RB , 4.00% , 04/01/26 ..... 195 196,988
Series 2013 , GO , 5.00% , 07/01/26 ...... 390 399,069
County of Mecklenburg, Series 2019, GO,
5.00%, 03/01/26 ................. 260 263,911
County of Orange, Series 2018, GO,
5.00%, 08/01/26 ................. 565 578,980
County of Union, Series 2019C, GO,
5.00%, 09/01/26 ................. 205 210,693
County of Wake
Series 2016A , GO , 5.00% , 03/01/26 ..... 575 583,582
Series 2021 , RB , 5.00% , 03/01/26 ...... 230 233,460
Series 2021 , GO , 5.00% , 04/01/26 ...... 350 355,983
Series 2019 , RB , 5.00% , 09/01/26 ...... 175 179,822
Series 2016A , RB , 5.00% , 12/01/26 ..... 255 263,657
North Carolina Capital Facilities Finance Agency,
Series 2016B, RB, 5.00%, 10/01/26 ..... 245 252,271
North Carolina Municipal Power Agency No. 1,
Series A, RB, 5.00%, 01/01/27 ........ 200 201,785
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/26 ...... 785 796,441
Series 2021 , RB , 5.00% , 03/01/26 ...... 270 273,935
Series 2013C , GO , 5.00% , 05/01/26 ..... 285 290,475
Series 2017B , RB , 5.00% , 05/01/26 ..... 685 698,159
Series 2019A , RB , 5.00% , 05/01/26 ..... 515 524,894
Series 2022A , RB , 5.00% , 05/01/26 ..... 165 168,170
Series 2014B , RB , 5.00% , 06/01/26 ..... 390 398,350
Series 2016A , GO , 5.00% , 06/01/26 ..... 1,880 1,920,249
Series 2016B , GO , 5.00% , 06/01/27 ..... 150 153,027
Town of Cary, Series 2021, GO, 5.00%, 09/01/26 170 174,703
12,227,744
Ohio — 2.2%
American Municipal Power, Inc.
Series 2017A , RB , 5.00% , 02/15/26 ..... 525 531,666
Series 2020A , RB , 5.00% , 02/15/26 ..... 360 364,571
City of Cleveland, Series 2015, GO,
5.00%, 12/01/26 ................. 200 201,508
City of Columbus
Series 2018A , GO , 5.00% , 04/01/26 ..... 100 101,676
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2019A , GO , 5.00% , 04/01/26 ..... USD 65 $ 66,089
Series 2021B , GO , 5.00% , 04/01/26 ..... 125 127,095
Series 2016-1 , GO , 5.00% , 07/01/26 ..... 200 204,651
Series 2016-2 , GO , 5.00% , 07/01/26 ..... 230 235,348
Series 2016A , GO , 4.00% , 08/15/26 ..... 550 550,574
County of Franklin
Series 2018 , RB , 5.00% , 06/01/26 ...... 230 234,751
Series 2015 , GO , 5.00% , 12/01/26 ...... 100 100,754
County of Hamilton, Series 2016A, RB,
5.00%, 12/01/26 ................. 210 217,158
Miami University, Series 2021A, RB,
5.00%, 09/01/26 ................. 230 236,088
Northeast Ohio Regional Sewer District, Series
2017, RB, 5.00%, 11/15/26 .......... 165 170,413
Ohio State University (The), Series 2021A, RB,
5.00%, 12/01/26 ................. 355 366,626
Ohio Turnpike & Infrastructure Commission,
Series 2017A, RB, 5.00%, 02/15/26 ..... 140 141,755
Ohio Water Development Authority
Series 2016 , RB , 5.00% , 06/01/26 ...... 175 178,761
Series 2019A , RB , 5.00% , 06/01/26 ..... 85 86,827
Series 2019B , RB , 5.00% , 06/01/26 ..... 290 296,233
Series 2022A , RB , 5.00% , 06/01/26 ..... 125 127,687
Series 2016B , RB , 5.00% , 12/01/26 ..... 75 77,546
Series 2019 , RB , 5.00% , 12/01/26 ...... 160 165,432
Series 2019A , RB , 5.00% , 12/01/26 ..... 185 191,281
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2015A , RB , 5.00% , 06/01/26 ..... 660 674,185
Series 2015B , RB , 5.00% , 06/01/26 ..... 310 312,448
Series 2020B , RB , 5.00% , 06/01/26 ..... 445 454,564
Series 2017A , RB , 5.00% , 12/01/26 ..... 320 330,864
State of Ohio
Series 2023A , GO , 4.00% , 03/01/26 ..... 995 1,003,952
Series 2019A , GO , 5.00% , 05/01/26 ..... 185 188,526
Series S , GO , 5.00% , 05/01/26 ........ 370 377,052
Series U , GO , 5.00% , 05/01/26 ........ 605 616,532
Series V , GO , 5.00% , 05/01/26 ........ 215 219,098
Series 2019A , GO , 5.00% , 06/15/26 ..... 465 475,354
Series 2021A , GO , 5.00% , 06/15/26 ..... 225 230,010
Series 2017C , GO , 5.00% , 08/01/26 ..... 245 251,283
Series 2018 , COP , 5.00% , 09/01/26 ..... 310 318,072
Series 2015A , GO , 5.00% , 09/15/26 ..... 280 287,993
Series 2020B , GO , 5.00% , 09/15/26 ..... 100 102,855
Series 2017B , RB , 5.00% , 10/01/26 ..... 110 113,136
Series T , GO , 5.00% , 11/01/26 ......... 115 118,658
Series 2020A , RB , 5.00% , 12/01/26 ..... 80 82,609
Series 2016-1 , RB , 5.00% , 12/15/26 ..... 220 224,243
11,355,924
Oklahoma — 0.8%
Grand River Dam Authority
Series 2016A , RB , 5.00% , 06/01/26 ..... 735 748,896
Series 2016A , RB , 5.00% , 06/01/28 ..... 150 154,342
Oklahoma County Independent School District
No. 89 Oklahoma City, Series 2023A, GO,
3.00%, 07/01/26 ................. 1,000 1,004,785
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/26 ................. 425 435,193
Oklahoma Turnpike Authority
Series 2017D , RB , 5.00% , 01/01/26 ..... 620 626,372
Series 2017E , RB , 5.00% , 01/01/26 ..... 200 202,056
Series 2020A , RB , 5.00% , 01/01/26 ..... 420 424,317

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oklahoma (continued)
Oklahoma Water Resources Board
Series 2016 , RB , 4.00% , 04/01/26 ( OK
CERF ) ....................... USD 35 $ 35,338
Series 2020A , RB , 5.00% , 04/01/26 ..... 220 223,570
Series 2016 , RB , 5.00% , 04/01/27 ( OK
CERF ) ....................... 190 193,215
4,048,084
Oregon — 1.7%
City of Portland, Series 2018B, GO,
5.00%, 06/15/26 ................. 195 199,313
City of Portland Sewer System
Series 2019A , RB , 5.00% , 03/01/26 ..... 495 502,079
Series 2020A , RB , 5.00% , 03/01/26 ..... 220 223,146
Series 2018A , RB , 5.00% , 05/01/26 ..... 380 387,024
Series 2018A , RB , 5.00% , 05/01/27 ..... 305 309,992
City of Portland Water System
Series 2016A , RB , 5.00% , 04/01/26 ..... 200 203,316
Series 2019A , RB , 5.00% , 05/01/26 ..... 100 101,848
County of Multnomah, GO, 5.00%, 06/01/26 . 220 224,624
Multnomah County School District No. 1J
Portland
Series 2020 , GO , 5.00% , 06/15/26 ( GTD ) . 875 893,820
Series 2023 , GO , 5.00% , 06/15/26 ( GTD ) . 320 326,883
Oregon Health & Science University, Series
2019A, RB, 5.00%, 07/01/26 ......... 535 545,872
Portland Community College District, Series
2016, GO, 5.00%, 06/15/26 .......... 235 240,198
Salem-Keizer School District No. 24J
Series 2018 , GO , 5.00% , 06/15/26 ( GTD ) . 310 316,722
Series 2020B , GO , 5.00% , 06/15/26 ( GTD ) 705 720,287
State of Oregon
Series 2017E , GO , 5.00% , 04/01/26 ..... 430 437,236
Series 2020C , GO , 5.00% , 05/01/26 ..... 130 132,468
Series F , GO , 5.00% , 05/01/26 ......... 645 657,245
Series 2019D , GO , 5.00% , 06/01/26 ..... 165 168,491
Series C , GO , 5.00% , 06/01/26 ........ 165 168,491
Series 2015A , GO , 5.00% , 08/01/26 ..... 130 130,000
Series 2015O , GO , 5.00% , 08/01/26 ..... 70 70,000
Series 2019G , GO , 5.00% , 08/01/26 ..... 1,055 1,081,950
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/26 ...... 365 372,126
Series 2017C , RB , 5.00% , 11/15/26 ..... 280 289,114
Series B , RB , 5.00% , 11/15/26 ......... 180 185,859
8,888,104
Pennsylvania — 3.8%
City of Philadelphia
Series 2019B , GO , 5.00% , 02/01/26 ..... 450 455,497
Series 2017A , GO , 5.00% , 08/01/26 ..... 780 798,833
Series 2019A , GO , 5.00% , 08/01/26 ..... 225 230,432
Series 2025C , GO , 5.00% , 08/01/26
(b)
.... 20 20,483
City of Philadelphia Water & Wastewater, Series
2024C, RB, 5.00%, 09/01/26 (AGC) ..... 300 307,616
Commonwealth Financing Authority, Series B-1,
RB, 5.00%, 06/01/26 .............. 715 716,274
Commonwealth of Pennsylvania
Series 2017 , GO , 5.00% , 01/01/26 ...... 1,240 1,253,004
Series 2016 , GO , 5.00% , 02/01/26 ...... 1,205 1,220,263
Series 2018 , GO , 5.00% , 03/01/26 ...... 590 598,737
Series 2020-1 , GO , 5.00% , 05/01/26 ..... 105 107,009
Series 2019 , GO , 5.00% , 07/15/26 ...... 255 261,263
Series 2015 , GO , 3.25% , 08/15/26 ...... 300 300,187
Series 2016 , GO , 5.00% , 09/15/26 ...... 1,630 1,677,080
Series 2022-1 , GO , 5.00% , 10/01/26 ..... 165 169,955
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
County of Bucks, Series 2017, GO,
5.00%, 06/01/26 ................. USD 400 $ 408,430
County of Chester, Series 2016A, GO,
4.00%, 07/15/27 ................. 280 284,076
County of Montgomery, Series 2015A, GO,
4.00%, 03/01/26 ................. 850 850,871
County of Northampton, Series 2019A, GO,
4.00%, 10/01/26 ................. 310 313,008
Delaware River Port Authority
Series 2018B , RB , 5.00% , 01/01/26 ..... 315 318,251
Series 2022 , RB , 5.00% , 01/01/26 ...... 90 90,929
Lower Merion School District, Series 2019, GO,
5.00%, 11/15/26 (SAW) ............ 65 67,141
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/26 ..... 400 412,762
Pennsylvania Economic Development Financing
Authority
Series 2015B , RB , 5.00% , 03/15/26 ..... 325 325,789
Series 2025B , RB , 5.00% , 03/15/26
(b)
.... 400 405,180
Pennsylvania Higher Educational Facilities
Authority, Series 2015, RB, 5.00%, 08/15/26 200 200,176
Pennsylvania Housing Finance Agency
Series 2021-137 , RB , 5.00% , 04/01/26 ... 100 101,544
Series 2021-137 , RB , 5.00% , 10/01/26 ... 100 102,737
Pennsylvania State University (The)
Series 2020E , RB , 5.00% , 03/01/26 ..... 670 679,804
Series A , RB , 5.00% , 09/01/26 ......... 150 154,133
Series B , RB , 5.00% , 09/01/26 ......... 635 652,498
Pennsylvania Turnpike Commission
Series 2016B , RB , 5.00% , 06/01/26 ..... 340 346,457
Series B-2 , RB , 5.00% , 06/01/26 ....... 525 534,970
Series 1 , RB , 5.00% , 12/01/26 ......... 250 257,654
Series 2016 , RB , 5.00% , 12/01/26 ...... 150 154,872
Series 2016A-1 , RB , 5.00% , 12/01/26 .... 435 443,880
Series 2019A , RB , 5.00% , 12/01/26 ..... 435 448,533
Series 2021B , RB , 5.00% , 12/01/26 ..... 755 778,973
Series A-1 , RB , 5.00% , 12/01/26 ....... 150 154,872
Series A-2 , RB , 5.00% , 12/01/26 ....... 380 392,343
Philadelphia Gas Works Co., Series 14TH, RB,
5.00%, 10/01/26 ................. 530 543,812
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/26 ......... 710 728,026
School District of Philadelphia (The), Series
2019A, GO, 5.00%, 09/01/26 (SAW) ..... 100 102,463
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/26 ................. 250 253,673
University of Pittsburgh-of the Commonwealth
System of Higher Education, Series 2021, RB,
4.00%, 04/15/26 ................. 1,345 1,355,649
19,980,139
Rhode Island — 0.7%
Rhode Island Commerce Corp.
Series 2020A , RB , 5.00% , 05/15/26 ..... 470 478,360
Series 2017A , RB , 5.00% , 06/15/26 ..... 405 412,993
Rhode Island Health & Educational Building
Corp., Series 2017A, RB, 5.00%, 09/01/26 . 205 210,538
Rhode Island Infrastructure Bank Water Pollution
Control Revolving Fund
Series 2016A , RB , 5.00% , 10/01/26 ..... 635 637,645
Series 2017B , RB , 5.00% , 10/01/26 ..... 315 324,201
State of Rhode Island
Series 2019C , GO , 5.00% , 01/15/26 ..... 195 197,198
Series 2019E , GO , 5.00% , 01/15/26 ..... 570 576,426

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Rhode Island (continued)
Series 2017A , GO , 5.00% , 05/01/26 ..... USD 345 $ 351,472
Series 2021A , GO , 5.00% , 05/01/26 ..... 475 483,911
3,672,744
South Carolina — 0.9%
City of Charleston Waterworks & Sewer System,
Series 2019, RB, 5.00%, 01/01/26 ...... 235 237,504
County of Charleston, Series 2017C, GO,
5.00%, 11/01/26 (SAW) ............ 165 170,248
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/26 .............. 1,100 1,137,051
Horry County School District, Series 2015A, GO,
5.00%, 03/01/26 (SCSDE) ........... 655 656,152
Piedmont Municipal Power Agency, Series
2004A-2, RB, 0.00%, 01/01/26 (NPFGC)
(c)
. 1,000 987,232
South Carolina Public Service Authority
Series 2021A , RB , 5.00% , 12/01/26 ..... 335 345,167
Series 2021B , RB , 5.00% , 12/01/26 ..... 200 206,070
Series 2025B , RB , 5.00% , 12/01/26
(b)
.... 330 340,016
South Carolina Transportation Infrastructure
Bank, Series 2021B, RB, 5.00%, 10/01/26 . 210 216,134
State of South Carolina, Series 2017A, GO,
5.00%, 04/01/26 (SAW) ............ 615 625,308
4,920,882
Tennessee — 1.8%
City of Knoxville Electric System, Series
2017HH, RB, 5.00%, 07/01/26 ........ 230 235,348
City of Memphis
Series 2015A , GO , 5.00% , 04/01/26 ..... 1,010 1,013,889
Series 2018 , GO , 5.00% , 06/01/26 ...... 120 122,499
Series 2020A , GO , 5.00% , 12/01/26 ..... 100 103,355
City of Memphis Electric System, Series 2024,
RB, 5.00%, 12/01/26 .............. 415 428,923
City of Memphis Sanitary Sewerage System,
Series 2018, RB, 5.00%, 10/01/26 ...... 215 221,305
County of Blount
Series 2016B , GO , 5.00% , 06/01/26 ..... 205 209,132
Series 2016B , GO , 5.00% , 06/01/27 ..... 160 163,042
County of Hamilton, Series 2024A, GO,
5.00%, 08/01/26 ................. 500 512,222
County of Montgomery, Series 2017, GO,
5.00%, 04/01/26 ................. 340 345,472
County of Shelby
Series 2017A , GO , 5.00% , 04/01/26 ..... 290 294,783
Series 2019A , GO , 5.00% , 04/01/26 ..... 210 213,464
County of Williamson
Series 2017 , GO , 5.00% , 04/01/26 ...... 130 132,179
Series 2018 , GO , 5.00% , 04/01/26 ...... 165 167,766
County of Wilson, Series 2016, GO,
5.00%, 04/01/26 ................. 190 193,235
Metropolitan Government of Nashville &
Davidson County
Series 2016 , GO , 5.00% , 01/01/26 ...... 270 272,786
Series 2021C , GO , 5.00% , 01/01/26 ..... 255 257,632
Series 2017B , RB , 5.00% , 05/15/26 ..... 690 703,471
Series 2021A , RB , 5.00% , 05/15/26 ..... 150 152,929
Series 2017B , RB , 5.00% , 07/01/26 ..... 465 475,600
Series 2021A , RB , 5.00% , 07/01/26 ..... 175 178,989
Series 2016 , GO , 5.00% , 01/01/27 ...... 245 250,306
Series 2016 , GO , 4.00% , 01/01/28 ...... 250 252,255
State of Tennessee
Series A , GO , 5.00% , 08/01/26 ........ 165 169,231
Series B , GO , 5.00% , 08/01/26 ........ 260 266,668
Series 2021A , GO , 5.00% , 11/01/26 ..... 60 61,916
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series A , GO , 5.00% , 08/01/27 ........ USD 110 $ 112,802
Tennessee State School Bond Authority
Series 2019A , RB , 5.00% , 11/01/26
( HERBIP ) ..................... 80 82,495
Series 2022A , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 280 288,731
Series A , RB , 5.00% , 11/01/26 ( HERBIP ) .. 590 608,398
Series B , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 715 737,295
9,228,118
Texas — 11.3%
Alamo Community College District
Series 2021 , GO , 5.00% , 02/15/26 ...... 160 162,138
Series 2022 , GO , 5.00% , 02/15/26 ...... 795 805,622
Aldine Independent School District
Series 2017 , GO , 5.00% , 02/15/26 ( PSF ) .. 395 400,299
Series 2017A , GO , 5.00% , 02/15/26 ( PSF ) 205 207,750
Allen Independent School District
Series 2016 , GO , 5.00% , 02/15/26 ( PSF ) .. 120 121,558
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 100 101,257
Alvin Independent School District
Series 2024 , GO , 5.00% , 02/15/26 ( PSF ) .. 265 268,355
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 305 308,753
Athens Independent School District, Series
2016, GO, 5.00%, 08/15/26 (PSF) ...... 155 156,896
Austin Community College District Public Facility
Corp., Series 2015, RB, 5.00%, 08/01/26 .. 65 65,112
Austin Independent School District
Series 2017 , GO , 5.00% , 08/01/26 ( PSF ) .. 165 169,204
Series 2021 , GO , 5.00% , 08/01/26 ( PSF ) .. 850 871,655
Series 2023 , GO , 5.00% , 08/01/26 ...... 150 153,686
Series C , GO , 5.00% , 08/01/26 ........ 450 461,059
Barbers Hill Independent School District, Series
2024, GO, 5.00%, 02/15/26 (PSF) ...... 200 202,597
Board of Regents of the University of Texas
System
Series 2016B , RB , 5.00% , 08/15/26 ..... 445 456,530
Series 2016C , RB , 5.00% , 08/15/26 ..... 485 497,566
Series 2016J , RB , 5.00% , 08/15/26 ..... 905 928,448
Series 2016J , RB , 5.00% , 08/15/28 ..... 120 122,830
City of Austin
Series 2015 , GO , 5.00% , 09/01/26 ...... 265 265,505
Series 2020 , GO , 5.00% , 09/01/26 ...... 585 600,760
City of Austin Electric Utility, Series 2015A, RB,
5.00%, 11/15/26 ................. 200 201,335
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/26 ...... 550 566,429
Series 2020C , RB , 5.00% , 11/15/26 ..... 150 154,792
Series 2022 , RB , 5.00% , 11/15/26 ...... 200 206,389
City of Carrollton, Series 2016, GO,
5.00%, 08/15/26 ................. 220 225,547
City of Corpus Christi Utility System, Series
2025, RB, 5.00%, 07/15/26
(b)
......... 500 511,293
City of Dallas
Series 2017 , GO , 5.00% , 02/15/26 ...... 125 126,576
Series 2021 , GO , 5.00% , 02/15/26 ...... 220 222,773
Series 2024A , GO , 5.00% , 02/15/26 ..... 145 146,828
Series 2024B , GO , 5.00% , 02/15/26 ..... 145 146,828
Series 2024C , GO , 5.00% , 02/15/26 ..... 1,000 1,012,606
City of Dallas Waterworks & Sewer System,
Series 2021C, RB, 5.00%, 10/01/26 ..... 145 149,309
City of Fort Worth, Series 2019, GO,
5.00%, 03/01/26 ................. 155 157,054

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
City of Fort Worth Water & Sewer System
Series 2015A , RB , 5.00% , 02/15/26 ..... USD 265 $ 265,466
Series 2020A , RB , 5.00% , 02/15/26 ..... 540 547,302
City of Houston, Series 2021A, GO,
5.00%, 03/01/26 ................. 100 101,518
City of Houston Airport System, Series 2020B,
RB, 5.00%, 07/01/26 .............. 180 183,938
City of Houston Combined Utility System
Series 2002C , RB , 5.00% , 11/15/26 ..... 505 521,589
Series 2014D , RB , 5.00% , 11/15/26 ..... 60 60,109
Series 2018D , RB , 5.00% , 11/15/26 ..... 100 103,285
City of Irving, Series 2017, GO, 5.50%, 08/15/26 265 272,977
City of Plano, Series 2019, GO, 5.00%, 09/01/26 160 164,154
City of San Antonio
GO , 5.00% , 02/01/26 ............... 535 541,678
Series 2015 , GO , 5.00% , 02/01/26 ...... 200 200,385
Series 2022 , GO , 5.00% , 02/01/26 ...... 235 237,933
Series 2023 , GO , 5.00% , 02/01/26 ...... 145 146,810
Series 2018 , GO , 5.00% , 08/01/26 ...... 305 312,709
Series 2019 , GO , 5.00% , 08/01/26 ...... 480 492,133
City of San Antonio Electric & Gas Systems
Series 2015 , RB , 5.00% , 02/01/26 ...... 260 263,363
Series 2018A , RB , 5.00% , 02/01/26 ..... 980 992,674
Clear Creek Independent School District
Series 2021 , GO , 5.00% , 02/15/26 ( PSF ) .. 470 476,153
Series 2024 , GO , 5.00% , 02/15/26 ( PSF ) .. 125 126,636
Series 2024A , GO , 5.00% , 02/15/26 ( PSF ) 565 572,397
Comal Independent School District, Series 2017,
GO, 5.00%, 02/01/26 (PSF) .......... 85 86,048
Conroe Independent School District
Series 2017 , GO , 5.00% , 02/15/26 ( PSF ) .. 540 547,302
Series 2018 , GO , 5.00% , 02/15/26 ( PSF ) .. 400 405,409
Series 2019 , GO , 5.00% , 02/15/26 ( PSF ) .. 130 131,758
County of Bexar
Series 2016 , GO , 5.00% , 06/15/26 ...... 100 100,179
Series 2017 , GO , 5.00% , 06/15/26 ...... 500 511,060
Series 2018 , GO , 5.00% , 06/15/26 ...... 630 643,936
Series 2017 , GO , 5.00% , 06/15/29 ...... 250 255,467
Series 2016A , GO , 5.00% , 06/15/32 ..... 245 250,358
County of Collin, Series 2025, GO,
5.00%, 02/15/26
(b)
................ 375 379,942
County of Harris
Series 2015B , RB , 5.00% , 08/15/26 ..... 760 761,493
Series 2017A , GO , 5.00% , 10/01/26 ..... 180 185,433
Series 2020A , GO , 5.00% , 10/01/26 ..... 445 458,431
Series 2016A , RB , 5.00% , 08/15/27 ..... 115 117,614
County of Harris Toll Road, Series 2018A, RB,
5.00%, 08/15/26 ................. 200 205,334
County of Tarrant, Series 2022, GO,
5.00%, 07/15/26 ................. 175 179,153
Crowley Independent School District, Series
2015A, GO, 5.00%, 08/01/26 (PSF) ..... 100 100,181
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/26 ( PSF ) .. 1,000 1,013,523
Series 2020 , GO , 5.00% , 02/15/26 ( PSF ) .. 100 101,352
Series 2022A , GO , 5.00% , 02/15/26 ( PSF ) 100 101,352
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 965 977,393
Dallas Area Rapid Transit, Series 2019, RB,
5.00%, 12/01/26 ................. 790 815,378
Dallas College, Series 2016, GO,
5.00%, 02/15/26 ................. 160 162,086
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/26 ..... 435 448,020
Series 2021A , RB , 5.00% , 11/01/26 ..... 205 211,136
Series 2021B , RB , 5.00% , 11/01/26 ..... 160 164,789
Security
Par (000)
Par (000) Value
Texas (continued)
Dallas Independent School District
Series 2020 , GO , 5.00% , 02/15/26 ( PSF ) .. USD 175 $ 177,348
Series 2023 , GO , 5.00% , 02/15/26 ( PSF ) .. 690 699,256
Denton Independent School District
Series 2022A , GO , 5.00% , 08/15/26 ..... 20 20,498
Series 2016 , GO , 5.00% , 08/15/27 ( PSF ) .. 295 298,485
Fort Bend Independent School District
Series 2017E , GO , 5.00% , 02/15/26 ( PSF ) 205 207,673
Series 2020A , GO , 5.00% , 08/15/26 ( PSF ) 20 20,511
Series 2024A , GO , 5.00% , 08/15/26 ( PSF ) 275 282,020
Frisco Independent School District, Series 2017,
GO, 5.00%, 08/15/26 (PSF) .......... 25 25,656
Houston Independent School District
Series 2017 , GO , 5.00% , 02/15/26 ( PSF ) .. 200 202,737
GO , 5.00% , 07/15/26 ............... 95 97,255
Houston Independent School District
Public Facility Corp., Series 2019, RB,
5.00%, 09/15/26 ................. 55 56,535
Katy Independent School District, Series 2025,
GO, 5.00%, 02/15/26 (PSF)
(b)
......... 225 228,043
Keller Independent School District, Series
2015A, GO, 5.00%, 02/15/26 (PSF) ..... 80 80,145
Klein Independent School District
Series 2018 , GO , 5.00% , 02/01/26 ( PSF ) .. 125 126,504
Series 2017 , GO , 5.00% , 08/01/26 ( PSF ) .. 140 143,427
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 395 404,668
Series 2025 , GO , 5.00% , 08/01/26 ( PSF ) .. 415 425,199
Lamar Consolidated Independent School District,
Series 2024A, GO, 5.00%, 02/15/26 (PSF) . 500 506,600
Laredo Independent School District, Series
2024, GO, 5.00%, 08/01/26 (PSF) ...... 150 153,462
Leander Independent School District
Series 2025A , GO , 5.00% , 02/15/26 ( PSF ) 125 126,670
Series 2019C , GO , 5.00% , 08/15/26 ( PSF ) 435 445,698
Series 2017A , GO , 5.00% , 08/15/27 ( PSF ) 195 199,716
Series 2016 , GO , 5.00% , 08/15/28 ( PSF ) .. 100 101,229
Lewisville Independent School District
Series 2016A , GO , 4.00% , 08/15/26 ( PSF ) 280 280,281
Series 2016A , GO , 5.00% , 08/15/26 ( PSF ) 145 145,261
Series 2017 , GO , 5.00% , 08/15/26 ( PSF ) .. 140 143,603
Series 2024 , GO , 5.00% , 08/15/26 ( PSF ) .. 335 343,691
Lone Star College System, Series 2016, GO,
5.00%, 02/15/26 ................. 245 248,309
Lower Colorado River Authority
Series 2019 , RB , 5.00% , 05/15/26 ...... 245 249,403
Series 2024 , RB , 5.00% , 05/15/26 ...... 895 911,648
Series 2025 , RB , 5.00% , 05/15/26 ...... 80 81,438
Series 2025A , RB , 5.00% , 05/15/26 ..... 225 229,043
Mansfield Independent School District, Series
2019B, GO, 5.00%, 02/15/26 (PSF) ..... 150 151,988
Mesquite Independent School District, Series
2025, GO, 5.00%, 08/15/26 (PSF)
(b)
..... 100 102,513
Metropolitan Transit Authority of Harris County
Sales & Use Tax
Series 2015B , RB , 5.00% , 11/01/26 ..... 270 271,591
Series A , RB , 5.00% , 11/01/26 ......... 370 381,784
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/26 (PSF) ...... 120 121,655
North East Independent School District, Series
2017, GO, 4.00%, 08/01/27 (PSF) ...... 150 151,966
North Texas Municipal Water District, Series
2016, RB, 5.00%, 06/01/28 .......... 200 203,622
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System, Series
2016, RB, 5.00%, 06/01/26 .......... 125 127,512

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
North Texas Municipal Water District Water
System
Series 2021A , RB , 5.00% , 09/01/26 ..... USD 330 $ 338,675
Series 2025 , RB , 5.00% , 09/01/26 ...... 275 282,230
North Texas Tollway Authority
Series 2019A , RB , 5.00% , 01/01/26 ..... 95 95,974
Series 2020C , RB , 5.00% , 01/01/26 ..... 290 292,948
Series 2021B , RB , 5.00% , 01/01/26 ..... 285 287,897
Series 2024A , RB , 5.00% , 01/01/26 ..... 500 505,125
Series A , RB , 5.00% , 01/01/27 ......... 480 484,851
Series B , RB , 5.00% , 01/01/27 ......... 210 212,078
Series 2016A , RB , 5.00% , 01/01/28 ..... 445 449,274
Series B , RB , 5.00% , 01/01/28 ......... 310 312,902
Northside Independent School District
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 195 199,520
Series 2017 , GO , 4.00% , 08/15/26 ( PSF ) .. 190 192,640
Series 2015 , GO , 5.00% , 08/15/26 ( PSF ) .. 130 130,114
Series 2021 , GO , 5.00% , 08/15/26 ( PSF ) .. 210 215,055
Series 2022A , GO , 5.00% , 08/15/26 ( PSF ) 155 158,731
Northwest Independent School District
Series 2015A , GO , 5.00% , 02/15/26 ( PSF ) 340 340,684
Series 2016 , GO , 5.00% , 02/15/29 ( PSF ) .. 230 232,973
Plano Independent School District
Series 2016A , GO , 5.00% , 02/15/26 ( PSF ) 500 506,600
Series 2016A , GO , 5.00% , 02/15/28 ( PSF ) 150 151,868
Prosper Independent School District, Series
2021A, GO, 5.00%, 02/15/26 (PSF) ..... 80 81,082
Round Rock Independent School District
Series 2017 , GO , 5.00% , 08/01/26 ...... 545 558,612
Series 2019 , GO , 5.00% , 08/01/26 ( PSF ) .. 465 476,754
San Antonio Independent School District
Series 2019 , GO , 5.00% , 08/15/26 ( PSF ) .. 280 286,973
Series 2022 , GO , 5.00% , 08/15/26 ( PSF ) .. 25 25,623
Series 2025 , GO , 5.00% , 08/15/26 ( PSF )
(b)
90 92,129
San Antonio Water System
Series 2021A , RB , 5.00% , 05/15/26 ..... 115 117,112
Series 2022B , RB , 5.00% , 05/15/26 ..... 120 122,204
Series 2016C , RB , 5.00% , 05/15/27 ..... 190 195,315
San Jacinto Community College District, Series
2015, GO, 5.00%, 02/15/26 .......... 185 185,302
Sherman Independent School District, Series
2025, GO, 5.00%, 02/15/26 (PSF)
(b)
..... 240 243,168
Spring Branch Independent School District,
Series 2018, GO, 5.00%, 02/01/26 (PSF) .. 215 217,641
Spring Independent School District, Series 2020,
GO, 5.00%, 08/15/26 (PSF) .......... 205 210,254
State of Texas
Series 2016 , GO , 5.00% , 04/01/26 ...... 630 640,602
Series 2018A , GO , 5.00% , 08/01/26 ..... 100 100,187
Series 2019A , GO , 5.00% , 08/01/26 ..... 135 138,449
Series 2018A , GO , 5.00% , 10/01/26 ..... 625 643,621
Series 2024 , GO , 5.00% , 10/01/26 ...... 1,000 1,029,794
Series 2016A , GO , 5.00% , 04/01/27 ..... 20 20,321
Series B-1 , GO , 5.00% , 08/01/27 ....... 360 368,307
Tarrant County Cultural Education Facilities
Finance Corp., Series 2022E, RB, VRDN,
5.00%, 05/15/26
(a)
................ 500 505,837
Texas A&M University
Series 2016C , RB , 5.00% , 05/15/26 ..... 230 234,400
Series 2017C , RB , 5.00% , 05/15/26 ..... 790 805,112
Series 2021A , RB , 5.00% , 05/15/26 ..... 115 117,200
Series 2016C , RB , 4.00% , 05/15/27 ..... 155 156,587
Series 2016E , RB , 4.00% , 05/15/27 ..... 180 181,843
Series 2016C , RB , 4.00% , 05/15/28 ..... 300 302,714
Security
Par (000)
Par (000) Value
Texas (continued)
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/26 ...... USD 270 $ 274,969
Series 2015 , RB , 5.00% , 10/01/26 ...... 1,705 1,755,599
Series 2016A , RB , 5.00% , 10/01/26 ..... 555 571,471
Texas State Technical College, Series 2022A,
RB, 5.00%, 08/01/26 .............. 300 307,183
Texas State University System
Series 2017A , RB , 5.00% , 03/15/26 ..... 2,135 2,168,358
Series 2019A , RB , 5.00% , 03/15/26 ..... 125 126,953
Texas Water Development Board
Series 2016 , RB , 5.00% , 04/15/26 ...... 585 595,433
Series 2017A , RB , 5.00% , 04/15/26 ..... 245 249,369
Series 2018B , RB , 5.00% , 04/15/26 ..... 365 371,510
Series 2022 , RB , 5.00% , 04/15/26 ...... 100 101,783
Series A , RB , 5.00% , 04/15/26 ......... 255 256,274
Series 2020 , RB , 5.00% , 08/01/26 ...... 355 364,068
Series 2021 , RB , 5.00% , 08/01/26 ...... 145 148,704
Series 2018A , RB , 5.00% , 10/15/26 ..... 320 329,853
Series 2018B , RB , 5.00% , 10/15/26 ..... 570 587,552
Trinity River Authority Central Regional
Wastewater System
Series 2016 , RB , 5.00% , 08/01/26 ...... 750 768,357
Series 2019 , RB , 5.00% , 08/01/26 ...... 250 256,119
58,908,155
Utah — 1.6%
Alpine School District
Series 2017B , GO , 5.00% , 03/15/26 ( GTD ) 205 208,182
Series 2021A , GO , 5.00% , 03/15/26 ( GTD ) 785 797,183
Central Utah Water Conservancy District, Series
2021A, GO, 5.00%, 04/01/26 ......... 760 772,551
County of Salt Lake
Series 2017B , RB , 5.00% , 02/01/26 ..... 125 126,567
Series 2017 , RB , 5.00% , 08/15/26 ...... 140 143,705
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/26 ..... 975 987,750
Series 2023A , RB , 5.00% , 07/01/26 ..... 1,100 1,114,385
Metropolitan Water District of Salt Lake & Sandy,
Series 2016A, RB, 5.00%, 07/01/26 ..... 370 373,820
Park City School District, Series 2022, GO,
5.00%, 02/01/26 (GTD) ............. 100 101,243
Provo School District, Series 2016, GO,
5.00%, 06/15/26 (GTD) ............. 55 55,459
State of Utah
Series 2018 , GO , 5.00% , 07/01/26 ...... 265 271,162
Series 2019 , GO , 5.00% , 07/01/26 ...... 70 71,628
Series 2020 , GO , 5.00% , 07/01/26 ...... 850 869,766
Series 2020B , GO , 5.00% , 07/01/26 ..... 640 654,883
Timpanogos Special Service District, Series
2024, RB, 5.00%, 06/01/26 .......... 375 382,756
University of Utah (The)
Series 2016A , RB , 5.00% , 08/01/26 ..... 125 125,246
Series 2017B-1 , RB , 5.00% , 08/01/26 ( SAP ) 160 164,071
Series 2018A , RB , 5.00% , 08/01/26 ..... 195 199,962
Series 2021A-1 , RB , 5.00% , 08/01/26 .... 200 205,089
Series B1 , RB , 5.00% , 08/01/26 ........ 300 307,633
Utah Transit Authority, Series 2015A, RB,
5.00%, 06/15/26 ................. 655 656,196
8,589,237
Vermont — 0.2%
Vermont Municipal Bond Bank
Series 2024 , RB , 5.00% , 12/01/26 ...... 1,000 1,032,748

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Vermont (continued)
Series 4 , RB , 5.00% , 12/01/26 ( ST
INTERCEPT ) .................. USD 105 $ 108,439
1,141,187
Virginia — 3.5%
Arlington County Industrial Development
Authority, Series 2023A, RB, 5.00%, 01/01/26 270 272,528
City of Alexandria, Series 2017C, GO,
5.00%, 07/01/26 (SAW) ............ 110 112,578
City of Chesapeake, Series 2020A, GO,
5.00%, 08/01/26 (SAW) ............ 120 123,029
City of Falls Church, Series 2019B, GO,
5.00%, 07/15/27 ................. 175 179,157
City of Hampton, Series 2015B, GO,
5.00%, 09/01/26 (SAW) ............ 435 446,892
City of Newport News, Series 2016A, GO,
4.00%, 08/01/26 ................. 250 253,806
City of Richmond
Series 2017D , GO , 5.00% , 03/01/26 ( SAW ) 190 192,780
Series 2016A , RB , 5.00% , 01/15/27 ..... 275 278,140
City of Suffolk, Series 2016A, GO,
5.00%, 02/01/26 ................. 85 86,064
Commonwealth of Virginia
Series 2018A , GO , 5.00% , 06/01/26 ..... 80 81,686
Series A , GO , 5.00% , 06/01/26 ........ 125 127,634
County of Arlington
Series 2018 , GO , 5.00% , 08/15/26 ...... 300 307,991
Series A , GO , 5.00% , 08/15/30 ........ 160 164,057
County of Chesterfield, Series 2017B, GO,
5.00%, 01/01/26 ................. 185 187,064
County of Fairfax
Series 2021A , RB , 5.00% , 07/15/26 ..... 375 383,816
Series 2016A , GO , 4.00% , 10/01/26 ( SAW ) 1,255 1,267,107
Series 2021A , GO , 4.00% , 10/01/26 ( SAW ) 295 300,109
Series 2016A , GO , 5.00% , 10/01/35 ( SAW ) 135 137,271
County of Henrico
Series 2015 , GO , 5.00% , 08/01/26 ...... 100 102,564
Series 2017A , GO , 5.00% , 08/01/26 ..... 155 158,975
Series 2019 , GO , 5.00% , 08/01/26 ( SAW ) . 105 107,693
County of Loudoun
Series 2016A , GO , 5.00% , 12/01/26 ..... 195 196,601
Series 2017A , GO , 5.00% , 12/01/26 ( SAW ) 165 170,580
Series 2020A , GO , 5.00% , 12/01/26 ( SAW ) 425 439,372
Series 2020B , GO , 5.00% , 12/01/26 ( SAW ) 100 103,382
Series 2021A , GO , 5.00% , 12/01/26 ( SAW ) 1,000 1,033,817
Hampton Roads Sanitation District
Series 2016A , RB , 5.00% , 08/01/27 ..... 210 214,888
Series 2016A , RB , 5.00% , 08/01/37 ..... 1,550 1,588,645
Prince William County Industrial Development
Authority, Series 2020A, RB, 5.00%, 10/01/26 200 205,492
Virginia College Building Authority
Series 2017E , RB , 5.00% , 02/01/26 ..... 440 445,573
Series 2019B , RB , 5.00% , 02/01/26 ..... 295 298,737
Series 2019C , RB , 5.00% , 02/01/26 ..... 565 572,157
Series 2020A , RB , 5.00% , 02/01/26 ..... 810 820,260
Series A , RB , 5.00% , 02/01/26 ......... 185 187,343
Series B , RB , 5.00% , 09/01/26 ( ST
INTERCEPT ) .................. 255 255,496
Series 2016A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 330 338,041
Virginia Commonwealth Transportation Board
Series 2017 , RB , 5.00% , 03/15/26 ...... 470 476,992
Series 2017A , RB , 5.00% , 05/15/26 ..... 370 377,019
Series 2016 , RB , 5.00% , 09/15/26 ...... 205 210,575
Series 2018 , RB , 5.00% , 09/15/26 ...... 100 102,720
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2020 , RB , 5.00% , 09/15/26 ...... USD 75 $ 77,040
Virginia Public Building Authority
Series 2018A , RB , 5.00% , 08/01/26 ..... 140 143,562
Series 2020A , RB , 5.00% , 08/01/26 ..... 155 158,944
Series 2022A , RB , 5.00% , 08/01/26 ..... 500 512,722
Series B , RB , 5.00% , 08/01/26 ......... 215 220,471
Series A , RB , 5.00% , 08/01/27 ......... 500 512,337
Virginia Public School Authority
Series 2022 , RB , 5.00% , 04/15/26 ...... 135 137,398
Series 2015A , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 270 270,000
Series 2016B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 175 179,453
Series 2017C , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 115 117,926
Series 2018A , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 110 112,799
Series 2019A , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 100 102,544
Series 2019B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 335 343,524
Series 2021A , RB , 5.00% , 08/01/26 ( SAW ) 355 364,033
Virginia Resources Authority
Series 2015 , RB , 5.00% , 11/01/26 ...... 215 216,241
Series 2017A , RB , 5.00% , 11/01/26 ..... 490 505,463
Series 2017C , RB , 5.00% , 11/01/26 ..... 140 144,418
Series 2018C , RB , 5.00% , 11/01/26 ..... 435 448,728
Series 2021C , RB , 5.00% , 11/01/26 ..... 505 520,937
18,397,171
Washington — 4.0%
Cascade Water Alliance, Series 2019, RB,
5.00%, 09/01/26 ................. 325 333,791
Central Puget Sound Regional Transit Authority
Series 2015S-1 , RB , 5.00% , 11/01/26 .... 70 70,447
Series 2021S-1 , RB , 5.00% , 11/01/26 .... 425 438,536
City of Kent, Series 2016, GO, 5.00%, 12/01/26 85 86,766
City of Seattle
Series 2019B , RB , 5.00% , 02/01/26 ..... 490 496,558
Series 2016B , RB , 5.00% , 04/01/26 ..... 355 361,195
Series 2017 , RB , 5.00% , 07/01/26 ...... 230 235,440
Series 2022A , GO , 4.00% , 09/01/26 ..... 340 345,768
Series 2017C , RB , 5.00% , 09/01/26 ..... 240 246,674
Series 2016B , RB , 5.00% , 04/01/27 ..... 280 284,445
Series 2016C , RB , 4.00% , 10/01/27 ..... 110 111,616
Series 2016A , GO , 4.00% , 04/01/28 ..... 80 80,791
City of Seattle Water System, Series 2017, RB,
5.00%, 08/01/26 ................. 285 292,261
City of Spokane, Series 2017, GO,
5.00%, 12/01/26 ................. 215 222,107
City of Tacoma, Series 2015, RB,
3.25%, 12/01/26 ................. 1,150 1,150,299
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/26 ...... 500 505,208
Clark County School District No. 37 Vancouver
Series 2021 , GO , 4.00% , 12/01/26 ( GTD ) . 160 163,204
Series 2019 , GO , 5.00% , 12/01/26 ( GTD ) . 200 206,612
County of King
Series 2021A , GO , 4.00% , 01/01/26 ..... 425 427,625
Series 2019A , GO , 5.00% , 06/01/26 ..... 170 173,559
Series 2016B , RB , 5.00% , 07/01/26 ..... 360 367,986
Series 2017 , GO , 5.00% , 07/01/26 ...... 160 163,696
Series 2018B , RB , 5.00% , 07/01/26 ..... 725 741,082
County of Pierce, Series 2019A, GO,
5.00%, 07/01/26 ................. 310 317,076

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
County of Snohomish, Series 2022, GO,
5.00%, 12/01/26 ................. USD 215 $ 222,165
County of Spokane, Series 2019B, GO,
5.00%, 12/01/26 ................. 60 61,975
Energy Northwest
Series 2016A , RB , 5.00% , 07/01/26 ..... 800 817,869
Series 2017A , RB , 5.00% , 07/01/26 ..... 775 792,311
Series 2021A , RB , 5.00% , 07/01/26 ..... 360 368,041
Series 2016-A , RB , 5.00% , 07/01/27 ..... 175 178,509
Grant County Public Utility District No. 2 Priest
Rapids Hydroelectric Project, Series 2024B,
RB, 5.00%, 01/01/26 .............. 500 504,978
King & Snohomish Counties School District
No. 417 Northshore, Series 2015, GO,
3.00%, 12/01/26 (GTD) ............. 175 175,029
King County School District No. 414
Lake Washington, Series 2016, GO,
4.00%, 12/01/26 (GTD) ............. 825 834,492
Pierce County School District No. 10 Tacoma
Series 2014 , GO , 5.00% , 12/01/26 ( GTD ) . 735 735,896
Series 2015 , GO , 5.00% , 12/01/26 ( GTD ) . 240 241,772
Pierce County School District No. 320 Sumner,
Series 2015, GO, 3.50%, 12/01/26 (GTD) . 150 150,060
Port of Seattle
Series 2016 , RB , 5.00% , 02/01/26 ...... 590 597,149
Series 2021B , RB , 5.00% , 06/01/26 ..... 140 142,857
Series 2022A , RB , 5.00% , 08/01/26 ..... 800 819,715
Snohomish County School District No. 15
Edmonds, Series 2024, GO, 5.00%, 12/01/26
(GTD) ....................... 100 103,266
State of Washington
Series R-2020A , GO , 5.00% , 01/01/26 ... 225 227,322
Series 2016C , GO , 5.00% , 02/01/26 ..... 190 192,369
Series 2017D , GO , 5.00% , 02/01/26 ..... 190 192,369
Series 2019C , GO , 5.00% , 02/01/26 ..... 100 101,247
Series 2005C , GO , 0.00% , 06/01/26
( AMBAC )
(c)
.................... 100 97,844
Series 2017C , GO , 4.00% , 06/01/26 ..... 240 243,072
Series R-2022D , GO , 4.00% , 07/01/26 ... 450 456,370
Series R-2020D , GO , 5.00% , 07/01/26 ... 155 158,590
Series R-2020C , GO , 5.00% , 07/01/26 ... 610 624,129
Series R-2016B , GO , 5.00% , 07/01/26 ... 655 661,704
Series R-2025C , GO , 5.00% , 07/01/26 ... 335 342,759
Series R-2025B , GO , 5.00% , 07/01/26 ... 165 168,822
Series 2018B , GO , 5.00% , 08/01/26 ..... 125 128,168
Series R-2017A , GO , 5.00% , 08/01/26 ... 65 66,647
Series R-2018C , GO , 5.00% , 08/01/26 ... 105 107,661
Series 2018A , GO , 5.00% , 08/01/26 ..... 500 512,672
Series 2017A , GO , 5.00% , 08/01/26 ..... 415 425,518
Series 2016A-1 , GO , 5.00% , 08/01/26 .... 200 200,000
Series 2020A , GO , 5.00% , 08/01/26 ..... 420 430,645
Series R-2017A , GO , 5.00% , 08/01/27 ... 45 46,058
Series 2017B , GO , 5.00% , 08/01/27 ..... 155 158,628
University of Washington
Series 2015C , RB , 5.00% , 12/01/26 ..... 630 635,279
Series A , RB , 5.00% , 12/01/26 ......... 225 232,489
Washington Health Care Facilities Authority,
Series 2025A, RB, 5.00%, 03/01/26 ..... 140 141,869
21,121,057
West Virginia — 0.4%
School Building Authority of West Virginia, Series
2014A, RB, 5.00%, 07/01/26 ......... 145 145,259
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/26 ..... 116 118,406
Security
Par (000)
Par (000) Value
West Virginia (continued)
Series 2019A , GO , 5.00% , 06/01/26 ..... USD 160 $ 163,319
Series 2021A , GO , 5.00% , 06/01/26 ..... 150 153,111
Series 1999A , GO , 0.00% , 11/01/26
( NPFGC )
(c)
.................... 255 246,333
Series 2018B , GO , 5.00% , 12/01/26 ..... 210 217,017
Series 2019A , GO , 5.00% , 12/01/26 ..... 270 279,022
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/26 ......... 430 441,289
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/26 .............. 155 158,034
1,921,790
Wisconsin — 1.2%
City of Milwaukee, Series 2019N3, GO,
5.00%, 04/01/26 ................. 100 101,436
Milwaukee Metropolitan Sewerage District
Series 2015A , GO , 4.00% , 10/01/26 ..... 150 150,314
Series 2020D , GO , 4.00% , 10/01/26 ..... 105 106,879
Public Finance Authority, Series 2022A-1, RB,
VRDN, 3.30%, 10/01/26
(a)
........... 100 100,214
State of Wisconsin
Series 2019A , RB , 5.00% , 05/01/26 ..... 970 987,969
Series 2020A , GO , 5.00% , 05/01/26 ..... 100 101,929
Series 2021-1 , GO , 5.00% , 05/01/26 ..... 175 178,375
Series 2016-2 , GO , 5.00% , 11/01/26 ..... 390 397,189
Series 20171 , GO , 5.00% , 11/01/26 ..... 720 743,354
Series 2017-2 , GO , 5.00% , 11/01/26 ..... 605 624,624
Series 20173 , GO , 5.00% , 11/01/26 ..... 115 118,730
Series 2016-2 , GO , 4.00% , 11/01/27 ..... 190 191,722
Series 2017B , RB , 5.00% , 05/01/28 ..... 245 249,539
State of Wisconsin Environmental Improvement
Fund
Series 2018A , RB , 5.00% , 06/01/26 ..... 740 755,410
Series 2020A , RB , 5.00% , 06/01/26 ..... 230 234,790
Wisconsin Department of Transportation
Series 20171 , RB , 5.00% , 07/01/26 ..... 295 301,779
Series 2017-2 , RB , 5.00% , 07/01/26 ..... 525 537,064
Series 2019A , RB , 5.00% , 07/01/26 ..... 160 163,677
6,044,994
Total Long-Term Investments — 99 .1%
(Cost: $ 516,445,072 ) .............................. 516,563,222
Shares
Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.51%
(d) (e)
......... 594,678 594,678
Total Short-Term Securities — 0 .1%
(Cost: $ 594,678 ) ................................. 594,678
Total Investments — 99 .2%
(Cost: $ 517,039,750 ) .............................. 517,157,900
Other Assets Less Liabilities — 0.8% .................... 4,983,489
Net Assets — 100.0% ...............................
$ 522,141,389
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
When-issued security.
(c)
Zero-coupon bond.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 679,857 $ — $ (85,087)
(a)
$ (92) $ — $ 594,678 594,678 $ 15,766 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 516,563,222 $ — $ 516,563,222
Short-Term Securities
Money Market Funds ...................................... 594,678 — — 594,678
$ 594,678 $ 516,563,222 $ — $ 517,157,900

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
NPFGC National Public Finance Guarantee Corp.
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes